                                                     REGISTRATION NO. 333-81393
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933                   [X]
                       POST-EFFECTIVE AMENDMENT NO. 33                [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                    UNDER
                     THE INVESTMENT COMPANY ACT OF 1940               [X]
                              AMENDMENT NO. 369                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                        AXA EQUITABLE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 33 ("PEA") to the Form N-4 Registration Statement No. 333-81393 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) Express/SM/ (Series 700)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM/ is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Socially Responsible

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity(R) Institutional AM(R) Large Cap
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Invesco Comstock
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/

.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity


.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock


.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------

.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value

.. EQ/Oppenheimer Global

.. EQ/Templeton Global Equity Managed Volatility/(1)/

--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


You may allocate amounts to any of the variable investment options. At anytime, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.

For existing contract owners only:

..   QP IRA (Please see Appendix I for more information.) Unless otherwise indicated, information for QP IRA is the same as traditional IRA.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                     EV Express Series 700 (IF)

                                                                        #646147

Registration statements relating to this offering have been filed with the SEC. The statement of additional information ("SAI") dated May 1, 2019, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix IV.


ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling (800) 628-6673.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------



             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             EQUI-VEST(R) Express/SM/ at a glance -- key
               features                                          9

             ------------------------------------------------------
             FEE TABLE                                          11
             ------------------------------------------------------

             Examples                                           12
             Condensed financial information                    12

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  13
             ------------------------------------------------------
             How you can contribute to your contract            13
             Owner and annuitant requirements                   15
             How you can make your contributions                15
             What are your investment options under the
               contract?                                        15
             Portfolios of the Trusts                           16
             Allocating your contributions                      26
             Your right to cancel within a certain number of
               days                                             27
             Inherited IRA beneficiary continuation contract    27

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               29
             ------------------------------------------------------
             Your account value and cash value                  29
             Your contract's value in the variable investment
               options                                          29
             Your contract's value in the fixed maturity
               options                                          29

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          30
             ------------------------------------------------------
             Transferring your account value                    30
             Disruptive transfer activity                       30
             Automatic transfer options                         31
             Rebalancing your account value                     31

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            33
             ------------------------------------------------------
             Withdrawing your account value                     33
             How withdrawals are taken from your account value 34 Surrender of your contract to receive its cash
               value                                            34
             Termination                                        34
             When to expect payments                            34
             Your annuity payout options                        34


-------------

"Company," "We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      5. CHARGES AND EXPENSES                                         37
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                              37
      Charges under the contracts                                     37
      Charges that the Trusts deduct                                  38
      Group or sponsored arrangements                                 39
      Other distribution arrangements                                 39

      -------------------------------------------------------------------
      6. PAYMENT OF DEATH BENEFIT                                     40
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                         40
      How death benefit payment is made                               41
      Beneficiary continuation option                                 41

      -------------------------------------------------------------------
      7. TAX INFORMATION                                              43
      -------------------------------------------------------------------
      Overview                                                        43
      Buying a contract to fund a retirement arrangement              43
      Transfers among investment options                              43
      Taxation of nonqualified annuities                              43
      Individual retirement arrangements ("IRAs")                     45
      Traditional individual retirement annuities (traditional IRAs)  46
      Roth individual retirement annuities ("Roth IRAs")              50
      Tax withholding and information reporting                       53
      Impact of taxes to AXA Equitable                                53

      -------------------------------------------------------------------
      8. MORE INFORMATION                                             55
      -------------------------------------------------------------------
      About our Separate Account A                                    55
      About the Trusts                                                55
      About our fixed maturity options                                55
      About the general account                                       56
      About other methods of payment                                  57
      Dates and prices at which contract events occur                 57
      About your voting rights                                        57
      Cybersecurity                                                   58
      Statutory compliance                                            58
      About legal proceedings                                         58
      Financial statements                                            58
      Transfers of ownership, collateral assignments, loans, and
        borrowing                                                     58
      Distribution of the contracts                                   59

      -------------------------------------------------------------------
      9. INCORPORATION OF CERTAIN DOCUMENTS BY
        REFERENCE                                                     62
      -------------------------------------------------------------------


       -----------------------------------------------------------------
       APPENDICES
       -----------------------------------------------------------------
         I  --  QP IRA contracts                                    I-1
        II  --  Condensed financial information                    II-1
       III  --  Market value adjustment example                   III-1
        IV  --  State contract availability and/or variations of
                  certain features and benefits                    IV-1

       -----------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       -----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                          29
           annuitant                                              13
           annuity payout options                                 34
           AXA Equitable Access Account                           41
           beneficiary                                        40, 42
           beneficiary continuation option                        41
           business day                                       15, 57
           cash value                                             29
           conduit IRA                                            48
           contract date                                          13
           contract date anniversary                              13
           contract year                                          13
           contributions                                          13
           contributions to Roth IRAs                             50
              regular contributions                               50
              rollovers and direct transfers                      51
              conversion contributions                            52
           contributions to traditional IRAs                      46
              regular contributions                               46
              rollovers and transfers                             47
           disruptive transfer activity                           30
           fixed maturity amount                                  26
           fixed maturity options                                 26
           IRA                                                 1, 45
           IRS                                                    43


                                                                PAGE

           Inherited IRA                                       1, 27
           investment options                                  1, 15
           market adjusted amount                             26, 56
           market timing                                       8, 30
           market value adjustment                                26
           maturity value                                         26
           NQ                                                      1
           Online Account Access                                   7
           partial withdrawals                                    33
           portfolio                                              11
           principal assurance allocation                         27
           processing office                                       7
           QP IRA                                             1, I-1
           rate to maturity                                       26
           regular contribution                                   46
           Required Beginning Date                                49
           Roth IRA                                               50
           SAI                                                     2
           SEC                                                     1
           TOPS                                                    7
           traditional IRA                                        46
           Trusts                                              1, 55
           unit                                                   29
           unit investment trust                                  55
           variable investment options                          1,15

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
fixed maturity options                 Guarantee Periods or Fixed Maturity
                                       Accounts

variable investment options            Investment Funds or Investment
                                       Divisions

account value                          Annuity Account Value

rate to maturity                       Guaranteed Rates

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

..   change your address;

                             WHO IS AXA EQUITABLE?

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution ("RMD") automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)election of the principal assurance allocation;

(10)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)purchase by, or change of ownership to, a non-natural owner;

(12)contract surrender and withdrawal requests;

(13)death claims; and

(14)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)transfers among investment options; and

(3)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Express/SM/ at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable
MANAGEMENT               investment options invest in different
                         portfolios sub-advised by professional
                         investment advisers.
-----------------------------------------------------------------
FIXED MATURITY OPTIONS   .   10 fixed maturity options with
                             maturities ranging from
                             approximately 1 to 10 years.
                         .   Each fixed maturity option offers a
                             guarantee of principal and interest
                             rate if you hold it to maturity.
                         ----------------------------------------
                         If you make any withdrawals (including
                         transfers, surrender or termination of
                         your contract or when we make
                         deductions for charges) from a fixed
                         maturity option before it matures, we
                         will make a market value adjustment,
                         which will increase or decrease any
                         fixed maturity amount you have in that
                         fixed maturity option.
-----------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract      No tax until you make withdrawals from your contract or
                .   On transfers inside the contract     receive annuity payments.
                                                         No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      You should be aware that annuity
                      contracts that were purchased as an
                      Individual Retirement Annuity (IRA) do
                      not provide tax deferral benefits
                      beyond those already provided by the
                      Internal Revenue Code for individual
                      retirement arrangements. Before
                      contributing to one of these contracts,
                      you should consider whether its
                      features and benefits beyond tax
                      deferral meet your needs and goals. You
                      may also want to consider the relative
                      features, benefits and costs of these
                      contracts with any other investment
                      that you may use in connection with
                      your retirement plan or arrangement.
                      (For more information, see "Tax
                      information" later in this prospectus.)
--------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   NQ, traditional IRA and Roth IRA:
                          Minimum: $50 initial and additional
                          ($20 under our automatic investment
                          program)
                      .   Inherited IRA $5,000 (initial)
                          (minimum) $1,000 (additional)
                          (minimum)
                      .   Maximum contribution limitations
                          apply to all contracts.
                      ----------------------------------------
                      In general, contributions are limited
                      to $1.5 million ($500,000 for owners or
                      annuitants who are age 81 and older at
                      contract issue) under all EQUI-VEST(R)
                      series contracts with the same owner or
                      annuitant or $2.5 million under all AXA
                      Equitable annuity accumulation
                      contracts with the same owner or
                      annuitant. Upon advance notice to you,
                      we may exercise certain rights we have
                      under the contract regarding
                      contributions, including our rights to
                      (i) change minimum and maximum
                      contribution requirements and
                      limitations, and (ii) discontinue
                      acceptance of contributions. For more
                      information, see "How you can
                      contribute to your contract" in
                      "Contract features and benefits" later
                      in this prospectus.
--------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for
                      certain withdrawals or if you surrender
                      your contract. You may also incur
                      income tax and a penalty tax.
--------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout
                          options (as described in a separate
                          prospectus for that option)
--------------------------------------------------------------
ADDITIONAL FEATURES   .   General dollar-cost averaging
                      .   Automatic investment program
                      .   Account value rebalancing
                          (quarterly, semiannually and
                          annually)
                      .   Principal assurance allocation
                      .   No charge on transfers among
                          investment options
                      .   Minimum death benefit
--------------------------------------------------------------
FEES AND CHARGES      Please see "Fee table" later in this
                      prospectus for details.
--------------------------------------------------------------
ANNUITANT ISSUE AGES  0-83 (0-70 for Inherited IRA)
--------------------------------------------------------------

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT IS NO LONGER BEING SOLD. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
 TRANSACTIONS
----------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)/(1)/         7.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        $65 (current and maximum)

Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------
Maximum annual administrative charge:
   If your account value on the last day of your
   contract year is less than $25,000 for NQ contracts
   (or less than $20,000 for IRA contracts)               $65 ($30 current)/(4)/

   If your account value on the last day of your
   contract year is $25,000 or more for NQ contracts
   (or $20,000 or more for IRA contracts)                 $0

--------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES:

                                                             Maximum  Current
                                                             -------  -------
Mortality and expense risks/(5)/                             1.65%    0.70%
Other expenses                                               0.35%    0.25%
                                                             -----    -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES                     2.00%    0.95%
------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(6)/             0.58%   1.64%
-----------------------------------------------------------------------------------------------------------


Notes:

(1)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

Contract Year
-------------
1................................................. 7.00%
2................................................. 6.00%
3................................................. 5.00%
4................................................. 4.00%
5................................................. 3.00%
6................................................. 2.00%
7................................................. 1.00%
8+................................................ 0.00%

                                   FEE TABLE

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)During the first two contract years, this charge is equal to the lesser of 2% of your account value plus any prior withdrawals during the Contract year or $30, if this charge applies.

(5)A portion of this charge is for providing the death benefit.

(6)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2018, which results in an estimated annual charge of 0.0420% of contract value.


The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,024   $1,638    $2,262    $4,068    $386    $1,173    $1,977    $4,068
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  919   $1,325    $1,739    $3,048    $275    $  844    $1,439    $3,048
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About methods of payment" in "More information" later in this prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING
CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12-MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------
NQ               0 through 83          .   $50 additional   .   After-tax money. .   Additional
                                                            .   Paid to us by        contributions
                                                                check or             can be made up
                                                                transfer of          to age 84.
                                                                contract value
                                                                in a tax
                                                                deferred
                                                                exchange under
                                                                Section 1035 of
                                                                the Internal
                                                                Revenue Code.
                                                            .   Paid to us by
                                                                an employer who
                                                                establishes a
                                                                payroll
                                                                deduction
                                                                program.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------
                 AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------
Traditional IRA  0 through 83          .   $50 additional   .   "Regular"        .   Additional
                                                                traditional IRA      rollover
                                                                contributions        contributions
                                                                either made by       can be made up
                                                                you or paid to       to age 84.
                                                                us by an         .   Regular IRA
                                                                employer who         contributions
                                                                establishes a        may not exceed
                                                                payroll              $6,000.
                                                                deduction        .   No regular IRA
                                                                program.             contributions
                                                            .   Additional           in the calendar
                                                                catch-up             year you turn
                                                                contributions.       age 70 1/2 and
                                                            .   Eligible             thereafter.
                                                                rollover         .   Rollover and
                                                                distributions        direct transfer
                                                                from 403(b)          contributions
                                                                plans,               after age
                                                                qualified plans      70 1/2 must be
                                                                and                  net of required
                                                                governmental         minimum
                                                                employer EDC         distributions.
                                                                plans.           .   Additional
                                                            .   Rollovers from       catch-up
                                                                another              contributions
                                                                traditional          of up to $1,000
                                                                individual           per calendar
                                                                retirement           year where the
                                                                arrangement.         owner is at
                                                            .   Direct               least age 50
                                                                custodian-to-        but under age
                                                                custodian            70 1/2 at any
                                                                transfers from       time during the
                                                                other                calendar year
                                                                traditional          for which the
                                                                individual           contribution is
                                                                retirement           made.
                                                                arrangements.
-----------------------------------------------------------------------------------------------------
Roth IRA         0 through 83          .   $50 additional   .   Regular Roth     .   Additional
                                                                IRA                  contributions
                                                                contributions        can be made up
                                                                either made by       to age 84.
                                                                you or paid to   .   Regular Roth
                                                                us by an             IRA
                                                                employer who         contributions
                                                                establishes a        may not exceed
                                                                payroll              $6,000.
                                                                deduction        .   Contributions
                                                                program.             are subject to
                                                            .   Additional           income limits
                                                                catch-up             and other tax
                                                                contributions.       rules. See
                                                            .   Rollovers from       "Contributions
                                                                another Roth         to Roth IRAs"
                                                                IRA.                 in "Tax
                                                            .   Rollovers from       information"
                                                                a "designated        later in this
                                                                Roth                 prospectus.
                                                                contribution     .   Additional
                                                                account" under       catch-up
                                                                specified            contributions
                                                                retirement           of up to $1,000
                                                                plans.               per calendar
                                                            .   Conversion           year where the
                                                                rollovers from       owner is at
                                                                a traditional        least age 50 at
                                                                IRA or other         any time during
                                                                eligible             the calendar
                                                                retirement plan.     year for which
                                                            .   Direct               the
                                                                transfers from       contribution is
                                                                another Roth         made.
                                                                IRA.
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
                  AVAILABLE FOR         MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE    ANNUITANT ISSUE AGES  CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
------------------------------------------------------------------------------------------------------
Inherited IRA     0 through 70          .   $1,000           .   Direct           .   Any additional
(traditional IRA                            additional           custodian-to-        contributions
or Roth IRA)                                                     custodian            must be from
                                                                 transfers of         the same type
                                                                 your interest        of IRA of the
                                                                 as death             same deceased
                                                                 beneficiary of       owner.
                                                                 the deceased     .   If this
                                                                 owner's              Inherited IRA
                                                                 traditional          was purchased
                                                                 individual           by a non-
                                                                 retirement           spousal
                                                                 arrangement or       beneficiary
                                                                 Roth IRA to an       direct rollover
                                                                 IRA of the same      from a
                                                                 type.                qualified plan,
                                                                                      403(b) plan or
                                                                                      governmental
                                                                                      employer 457(b)
                                                                                      plan, there are
                                                                                      no additional
                                                                                      contributions.
------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS AND FIXED MATURITY OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                    INVESTMENT ADVISER (AND
 CLASS B SHARES                                                             SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Seeks to achieve high total return through a         .   AXA Equitable Funds
  MULTI-SECTOR BOND    combination of current income and capital                Management Group, LLC
                       appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Seeks to achieve long-term growth of capital.        .   AXA Equitable Funds
  CAP GROWTH                                                                    Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Seeks to achieve long-term growth of capital.        .   AXA Equitable Funds
  CAP VALUE                                                                     Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE          Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(1)/                                                              Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE        Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(2)/                                                              Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  EQ/CONSERVATIVE-PLUS capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION/*(3)/
------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE            Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(4)/     current income.                                          Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS       Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(5)/     current income, with a greater emphasis on capital       Management Group, LLC
                       appreciation.
------------------------------------------------------------------------------------------------------------------------
TARGET 2015            Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION           with its asset mix. Total return includes capital        Management Group, LLC
                       growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2025            Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION           with its asset mix. Total return includes capital        Management Group, LLC
                       growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035            Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION           with its asset mix. Total return includes capital        Management Group, LLC
                       growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045            Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION           with its asset mix. Total return includes capital        Management Group, LLC
                       growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055            Seeks the highest total return over time consistent  .   AXA Equitable Funds
  ALLOCATION           with its asset mix. Total return includes capital        Management Group, LLC
                       growth and income.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                        INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                            SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to achieve total return from long-term capital  .   AXA Equitable Funds
  DYNAMIC ALLOCATION  appreciation and income.                                  Management Group, LLC
                                                                            .   DoubleLine Capital LP
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and income to           .   AXA Equitable Funds
  INCOME              achieve an above-average and consistent total             Management Group, LLC
                      return.                                               .   Barrow, Hanley, Mewhinney
                                                                                & Strauss LLC
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.                .   AXA Equitable Funds
  MERGERS &                                                                     Management Group, LLC
  ACQUISITIONS                                                              .   GAMCO Asset Management,
                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.               .   AXA Equitable Funds
  COMPANY VALUE                                                                 Management Group, LLC
                                                                            .   GAMCO Asset Management,
                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Seeks to maximize current income.                     .   AXA Equitable Funds
  BOND                                                                          Management Group, LLC
                                                                            .   AXA Investment Managers,
                                                                                Inc.
                                                                            .   Post Advisory Group, LLP
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to achieve long-term capital appreciation.      .   AXA Equitable Funds
  RESPONSIBLE                                                                   Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current      .   AXA Equitable Funds
  ALT 20              income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED        Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(6)/    emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED        Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(7)/    emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED       Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(8)/    emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC         Seeks to achieve total return from long-term growth   .   AllianceBernstein L.P.       (delta)
  MODERATE            of capital and income.                                .   AXA Equitable Funds
  GROWTH/*(9)/                                                                  Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP       Seeks to achieve long-term growth of capital.         .   AllianceBernstein L.P.
  GROWTH/*(10)/                                                             .   AXA Equitable Funds
                                                                                Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED           Seeks long-term capital appreciation and current      .   AXA Equitable Funds        (check mark)
  STRATEGY/*(11)/     income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and             .   AXA Equitable Funds
  VALUE EQUITY        secondarily, income.                                      Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of capital.           .   AXA Equitable Funds
  RESEARCH                                                                        Management Group, LLC
                                                                              .   Capital Guardian Trust
                                                                                  Company
--------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Seeks to achieve long-term capital growth               .   AXA Equitable Funds
  LARGE CAP                                                                       Management Group, LLC
  GROWTH/*(12)/                                                               .   ClearBridge Investments,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Seeks to achieve capital appreciation, which may        .   AXA Equitable Funds        (check mark)
  SELECT EQUITY       occasionally be short-term, with an emphasis on risk        Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the         .   BlackRock Investment
                      Portfolio.                                                  Management, LLC
                                                                              .   ClearBridge Investments,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the        .   AXA Equitable Funds
                      Russell 3000(R) Index, including reinvestment of            Management Group, LLC
                      dividends, at a risk level consistent with that of the
                      Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks current income and growth of capital, with a      .   AXA Equitable Funds        (check mark)
  GROWTH              greater emphasis on current income.                         Management Group, LLC
  STRATEGY/(13)/
--------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks a high level of current income.                   .   AXA Equitable Funds        (check mark)
  STRATEGY/*(14)/                                                                 Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that    .   AXA Equitable Funds
                      approximates the total return performance of the            Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government/        .   SSgA Funds Management,
                      Credit Bond Index, including reinvestment of                Inc.
                      dividends, at a risk level consistent with that of the
                      Bloomberg Barclays U.S. Intermediate Government/
                      Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.           .   AllianceBernstein L.P.
  EQUITY PLUS                                                                 .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   EARNEST Partners, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                      approximates the total return performance of the        .   AXA Equitable Funds
                      Standard & Poor's 500 Composite Stock Index,                Management Group, LLC
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY           Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  INSTITUTIONAL                                                                   Management Group, LLC
  AM(R) LARGE CAP                                                             .   FIAM LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Seeks to maximize income while maintaining              .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    prospects for capital appreciation with an emphasis on      Management Group, LLC
  VOLATILITY/*(15)/   risk-adjusted returns and managing volatility in the    .   BlackRock Investment
                      Portfolio.                                                  Management, LLC
                                                                              .   Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL     Seeks to achieve long-term total return with an         .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   emphasis on risk-adjusted returns and managing              Management Group, LLC
  VOLATILITY/*(16)/   volatility in the Portfolio.                            .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin Mutual Advisers,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and secondarily       .   AXA Equitable Funds        (check mark)
  TEMPLETON           seeks income.                                                  Management Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/*(17)/
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.        .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Wells Fargo Asset
                                                                                     Management
                                                                                     (International), LLC and
                                                                                 .   Wells Capital Management,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY      Seeks to achieve long-term capital appreciation with       .   AXA Equitable Funds        (check mark)
  MANAGED             an emphasis on risk-adjusted returns and managing              Management Group, LLC
  VOLATILITY/*(18)/   volatility in the Portfolio.                               .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Morgan Stanley Investment
                                                                                     Management Inc.
                                                                                 .   OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS      Seeks to achieve long-term capital appreciation.           .   AXA Equitable Funds
  MID CAP VALUE                                                                      Management Group, LLC
                                                                                 .   Goldman Sachs Asset
                                                                                     Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that       .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the               Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government            .   SSgA Funds Management,
                      Bond Index, including reinvestment of dividends, at a          Inc.
                      risk level consistent with that of the Bloomberg
                      Barclays U.S. Intermediate Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing                 Management Group, LLC
  VOLATILITY/*(19)/   volatility in the Portfolio.                               .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Federated Global
                                                                                     Investment Management
                                                                                     Corp.
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that     .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a             .   AXA Equitable Funds
                      composite index comprised of 40% DJ Euro STOXX                 Management Group, LLC
                      50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                      and 10% S&P/ASX 200 Index, including reinvestment
                      of dividends, at a risk level consistent with that of the
                      composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing             .   AXA Equitable Funds
  VOLATILITY/*(20)/   volatility in the Portfolio.                                   Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                            INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-term             .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       growth of income, accompanied by growth of capital            Management Group, LLC
  VOLATILITY/*(21)/   with an emphasis on risk-adjusted returns and             .   BlackRock Investment
                      managing volatility in the Portfolio.                         Management, LLC
                                                                                .   Harris Associates L.P.
----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.               .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   Invesco Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL     Seeks to achieve total return through growth of           .   AXA Equitable Funds
  REAL ESTATE         capital and current income.                                   Management Group, LLC
                                                                                .   Invesco Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO            Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  INTERNATIONAL                                                                     Management Group, LLC
  GROWTH                                                                        .   Invesco Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY         Seeks to provide capital growth and appreciation.         .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   Ivy Investment Management
                                                                                    Company ("IICO")
----------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP        Seeks to provide growth of capital.                       .   AXA Equitable Funds
  GROWTH                                                                            Management Group, LLC
                                                                                .   Ivy Investment Management
                                                                                    Company ("IICO")
----------------------------------------------------------------------------------------------------------------------------
EQ/JANUS              Seeks to achieve capital growth.                          .   AXA Equitable Funds
  ENTERPRISE/*(22)/                                                                 Management Group, LLC
                                                                                .   Janus Capital Management
                                                                                    LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.          .   AXA Equitable Funds
  OPPORTUNITIES                                                                     Management Group, LLC
                                                                                .   J.P. Morgan Investment
                                                                                    Management Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of capital with an      .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing                Management Group, LLC
  VOLATILITY/*(23)/   volatility in the Portfolio.                              .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Capital Guardian Trust
                                                                                    Company
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
                                                                                .   Vaughan Nelson Investment
                                                                                    Management
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that      .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the          .   AXA Equitable Funds
                      Russell 1000(R) Growth Index, including reinvestment          Management Group, LLC
                      of dividends at a risk level consistent with the Russell
                      1000(R) Growth Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth with an         .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing                Management Group, LLC
  VOLATILITY/*(24)/   volatility in the Portfolio.                              .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   HS Management Partners,
                                                                                    LLC
                                                                                .   Loomis, Sayles & Company,
                                                                                    L.P.
                                                                                .   Polen Capital Management,
                                                                                    LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the        .   AXA Equitable Funds
                      Russell 1000(R) Value Index, including reinvestment of      Management Group, LLC
                      dividends, at a risk level consistent with that of the
                      Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of capital with an    .   AllianceBernstein L.P.     (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing          .   AXA Equitable Funds
  VOLATILITY/*(25)/   volatility in the Portfolio.                                Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  MARKETS EQUITY                                                                  Management Group, LLC
                                                                              .   Lazard Asset Management
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Seeks to achieve capital appreciation.                  .   AXA Equitable Funds
  GROWTH/*(26)/                                                                   Management Group, LLC
                                                                              .   Loomis, Sayles & Company,
                                                                                  L.P.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                  .   AXA Equitable Funds
  INTERNATIONAL                                                                   Management Group, LLC
  GROWTH                                                                      .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                  .   AXA Equitable Funds
  INTERNATIONAL                                                                   Management Group, LLC
  VALUE                                                                       .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
                                                                                  ("MFS")
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY     Seeks to achieve capital appreciation.                  .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
                                                                                  ("MFS")
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES      Seeks to achieve total return.                          .   AXA Equitable Funds
  SERIES                                                                          Management Group, LLC
                                                                              .   Massachusetts Financial
                                                                                  Services Company d/b/a
                                                                                  MFS Investment Management
                                                                                  ("MFS")
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                      approximates the total return performance of the        .   AXA Equitable Funds
                      Standard & Poor's MidCap 400(R) Index, including            Management Group, LLC
                      reinvestment of dividends, at a risk level consistent
                      with that of the Standard & Poor's MidCap 400(R)
                      Index.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                            INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital appreciation with      .   AXA Equitable Funds        (check mark)
  MANAGED             an emphasis on risk adjusted returns and managing             Management Group, LLC
  VOLATILITY/*(27)/   volatility in the Portfolio.                              .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH    Seeks long-term capital appreciation and current          .   AXA Equitable Funds        (check mark)
  STRATEGY/*(28)/     income, with a greater emphasis on current income.            Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/  Seeks to obtain a high level of current income,           .   AXA Equitable Funds
                      preserve its assets and maintain liquidity.                   Management Group, LLC
                                                                                .   The Dreyfus Corporation
----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                    .   AXA Equitable Funds
  GLOBAL                                                                            Management Group, LLC
                                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent          .   AXA Equitable Funds
  REAL RETURN         with preservation of capital and prudent investment           Management Group, LLC
                      management.                                               .   Pacific Investment
                                                                                    Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional       .   AXA Equitable Funds
  SHORT BOND          money market products while maintaining an                    Management Group, LLC
                      emphasis on preservation of capital and liquidity.        .   Pacific Investment
                                                                                    Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with      .   AllianceBernstein L.P.
                      moderate risk to capital.                                 .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   Pacific Investment
                                                                                    Management Company, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before         .   AllianceBernstein L.P.
  INDEX               expenses) the total return of the Russell 2000(R) Index.  .   AXA Equitable Funds
                                                                                    Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and       .   AXA Equitable Funds
  GROWTH STOCK        secondarily, income.                                          Management Group, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth with an         .   AXA Equitable Funds        (check mark)
  EQUITY MANAGED      emphasis on risk adjusted returns and managing                Management Group, LLC
  VOLATILITY/*(29)/   volatility in the Portfolio.                              .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Templeton Global Advisors
                                                                                    Limited
----------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital             .   AXA Equitable Funds
  INCOME              appreciation with income as a secondary                       Management Group, LLC
                      consideration.                                            .   UBS Asset Management
                                                                                    (Americas) Inc.
----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                       INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                        .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   ClearBridge Investments,
                                                                               LLC
                                                                           .   Scotia Institutional
                                                                               Asset Management US, Ltd.
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
                                                                           .   Westfield Capital
                                                                               Management Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income    .   AXA Equitable Funds
  BOND                and capital appreciation, consistent with a prudent      Management Group, LLC
                      level of risk.                                       .   BlackRock Financial
                                                                               Management, Inc.
                                                                           .   DoubleLine Capital L.P.
                                                                           .   Pacific Investment
                                                                               Management Company LLC
                                                                           .   SSgA Funds Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.        .   AllianceBernstein L.P.
  CAP GROWTH                                                               .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisers, Inc.
                                                                           .   Wellington Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.        .   American Century
  CAP VALUE                                                                    Investment Management,
                                                                               Inc.
                                                                           .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill Capital
                                                                               Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.        .   AllianceBernstein L.P.
  TECHNOLOGY                                                               .   Allianz Global Investors
                                                                               U.S. LLC
                                                                           .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   Wellington Management
                                                                               Company, LLP


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT ADVISER (AND
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT ADVISER (AND
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 PORTFOLIOS                                                                    (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)




-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE
 TRUSTS - SERVICE                                                        INVESTMENT ADVISER
 CLASS                                                                   (AND SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO


--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT ADVISER (AND
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------


(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------------
(2)   AXA Conservative Allocation
-----------------------------------------------------------
(3)   AXA Conservative-Plus Allocation
-----------------------------------------------------------
(4)   AXA Moderate Allocation
-----------------------------------------------------------
(5)   AXA Moderate-Plus Allocation
-----------------------------------------------------------
(6)   AXA 400 Managed Volatility
-----------------------------------------------------------
(7)   AXA 500 Managed Volatility
-----------------------------------------------------------
(8)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(9)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(10)  AXA/AB Small Cap Growth
-----------------------------------------------------------
(11)  AXA Balanced Strategy
-----------------------------------------------------------
(12)  AXA/ClearBridge Large Cap Growth
-----------------------------------------------------------
(13)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(14)  AXA Conservative Strategy
-----------------------------------------------------------
(15)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(16)  AXA/Franklin Small Cap Managed Volatility
-----------------------------------------------------------
(17)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(18)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(19)  AXA International Core Managed Volatility
-----------------------------------------------------------
(20)  AXA International Managed Volatility
-----------------------------------------------------------
(21)  AXA International Value Managed Volatility
-----------------------------------------------------------
(22)  AXA/Janus Enterprise
-----------------------------------------------------------
(23)  AXA Large Cap Core Managed Volatility
-----------------------------------------------------------
(24)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(25)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(26)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(27)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(28)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(29)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

Please see Appendix IV later in this prospectus for state variations.

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of the fixed maturity options will be available for annuitants ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on February 17, 2019 you chose the fixed maturity option with a maturity date of June 15, 2028, since the rate to maturity was 3.05% on February 17, 2019, we would have allocated $7,556 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an EQUI-VEST(R) Express/SM/ traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions. See "Tax information" later in this prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax Information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31st of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for traditional IRA and Roth IRA contracts" in "Payment of the death benefit" later in this prospectus. You should discuss with your tax adviser your own personal situation.

The Inherited traditional IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary

                        CONTRACT FEATURES AND BENEFITS
under a deceased plan participant's Applicable Plan, the Inherited traditional IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.

..   Additional contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   A non-spousal beneficiary under an Applicable Plan cannot make additional contributions to an Inherited traditional IRA contract.

..   You may make transfers among the investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this prospectus.

..   The following features mentioned in the prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options and (ii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

..   If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Not all maturities may be available.

..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date, the transfer will cause a market value adjustment.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your variable investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

--------------------------------------------------------------------------------------------
                                                                                  MINIMUM
 CONTRACT                                                    PARTIAL SYSTEMATIC DISTRIBUTION
--------------------------------------------------------------------------------------------
NQ                                                             Yes      Yes         No
--------------------------------------------------------------------------------------------
Traditional IRA                                                Yes      Yes         Yes
--------------------------------------------------------------------------------------------
Roth IRA                                                       Yes      Yes         No
--------------------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.
(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS.)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value in the variable investment options of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
WE WILL SEND TO TRADITIONAL IRA OWNERS A FORM OUTLINING THE MINIMUM
DISTRIBUTION -- OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

                             ACCESSING YOUR MONEY

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity (not available in
  options (as described in a separate        New York)
  prospectus for this option)            .   Life annuity with period certain
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permited under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.

                             ACCESSING YOUR MONEY

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix IV later in this prospectus for state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable.

..   charge for third-party transfer or exchange.

..   charges for certain optional special services.

..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.70% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.

The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals, and as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another

                             CHARGES AND EXPENSES
insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------------------
                                                             CONTRACT YEAR
--------------------------------------------------------------------------------------------
                                                             1   2   3   4   5   6   7   8+
--------------------------------------------------------------------------------------------
Percentage of contribution                                   7%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary.

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59 1/2.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                             CHARGES AND EXPENSES

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT

The death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon when and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the with- drawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin

                           PAYMENT OF DEATH BENEFIT
   within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2 , if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for traditional IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity

                           PAYMENT OF DEATH BENEFIT
payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or an individual retirement custodial or trusteed account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and fixed maturity options and choices of payout options of EQUI-VEST(R) Express/SM/, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

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Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

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We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional and Roth IRA contracts.

AXA Equitable has received opinion letters from the IRS approving the respective forms of the EQUI-VEST(R) Express/SM/ Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the

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merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) Express/SM/ traditional Inherited IRA and Inherited Roth IRA contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $6,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2019 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($7,000 for 2019). See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in

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prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax with holding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   "a required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

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EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" and "Rollover and direct transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten- year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTION. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

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WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The
first required minimum distribution is for the calendar year in which you turn age 70 1/2 have this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age
70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

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If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition); or

..   to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

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With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

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The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

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PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account A assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:


-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2019  MATURITY VALUE
-------------------------------------------------------
      2019            3.00%/(1)/      $99.03
-------------------------------------------------------
      2020            3.00%/(1)/      $96.14
-------------------------------------------------------
      2021            3.00%/(1)/      $93.34
-------------------------------------------------------
      2022            3.00%/(1)/      $90.62
-------------------------------------------------------


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
-------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS  PRICE PER $100 OF
 MATURITY YEAR   OF FEBRUARY 15, 2019  MATURITY VALUE
-------------------------------------------------------
      2023            3.00%/(1)/      $87.98
-------------------------------------------------------
      2024            3.00%/(1)/      $85.41
-------------------------------------------------------
      2025            3.00%/(1)/      $82.93
-------------------------------------------------------
      2026            3.00%/(1)/      $80.51
-------------------------------------------------------
      2027            3.00%/(1)/      $78.16
-------------------------------------------------------
      2028              3.05%         $75.54
-------------------------------------------------------


(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)we determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)we determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)we determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)we determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial

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strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 PM, Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

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..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have

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adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

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The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
Community America Financial Solution
CUNA Brokerage Services
CUSO Financial Services, L.P.
DPL Financial Partners
Equity Services Inc.
Farmer's Financial Solution
Geneos Wealth Management
Gradient Securities, LLC
H. Beck, Inc.

                               MORE INFORMATION

H.D. Vest Investment Securities, Inc.
Huntleigh Securities Corp.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
Lion Street Financial
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
Park Avenue Securities, LLC
PlanMember Securities Corp.
PNC Investments
Primerica Financial Services, Inc.
Prospera Financial Services
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2018 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: QP IRA contracts

--------------------------------------------------------------------------------

The following provides information on the features and benefits of QP IRA contracts that are different than the features and benefits described in the prospectus for traditional IRA contracts under EQUI-VEST(R) Express/SM/. QP IRA contracts are not available to new purchasers and this information is applicable to existing contract holders only.

------------------------------------------------------------------------
 FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS         .   Rollovers from an eligible
                                    retirement plan (a qualified plan,
                                    403(b) plan or governmental
                                    employer Section 457(b) plan.
                                .   Rollovers from a TSA.
                                .   The QP IRA contract is intended to
                                    be a conduit IRA to be used
                                    primarily for rollover
                                    contributions from a qualified plan
                                    or TSA, although we accept regular
                                    IRA contributions. Limits are
                                    described earlier in this
                                    prospectus under "Traditional
                                    individual retirement annuities
                                    (traditional IRAs)".
------------------------------------------------------------------------

MINIMUM CONTRIBUTIONS           $50 each rollover amount.
------------------------------------------------------------------------

LIMITATIONS ON CONTRIBUTIONS    Rollover contributions after age 70 1/2
                                must be net of required minimum
                                distributions.
------------------------------------------------------------------------

TAXATION OF PAYMENTS            The QP IRA is used as a conduit IRA so
FEDERAL INCOME TAX WITHHOLDING  that amounts are not commingled. If you are eligible for ten year averaging and
                                long term capital gains treatment of
                                distributions from a qualified plan,
                                you may be able to preserve such
                                treatment even though an eligible
                                rollover from a qualified plan is
                                temporarily rolled into a conduit IRA,
                                such as a QP IRA, before rolling it
                                back into a qualified plan. See your
                                tax adviser.
------------------------------------------------------------------------

                         APPENDIX I: QP IRA CONTRACTS

Appendix II: Condensed financial information


--------------------------------------------------------------------------------
The following table shows the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018.




------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.29 $105.81 $100.90 $108.55 $117.85 $111.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       2       2       3
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.40 $112.77 $111.26 $129.75 $169.32 $182.25 $177.45 $198.59 $227.87 $199.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      32      28      29      29      23      19      16      14      12
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.23 $128.38 $128.88 $134.35 $147.69 $148.69 $151.14 $161.22 $169.56 $159.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      17      19      17      15      13      11       8       7       7
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.59 $188.65 $180.34 $210.50 $290.06 $296.11 $276.59 $337.72 $388.37 $324.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        83      85      82      70      62      54      48      38      34      30
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.55 $102.50 $ 98.39 $108.89 $114.84 $111.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.26 $103.94 $103.23 $119.36 $158.82 $178.72 $177.87 $193.72 $231.04 $218.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       4       4       4       4       4       3       3       3
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.59 $119.11 $113.86 $126.30 $142.77 $144.80 $137.74 $149.48 $171.60 $157.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5       7       8       8       8       7       6       7       6
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.47 $100.47 $ 99.44 $101.25 $103.60 $101.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      13      14      25      22      21
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.87 $108.98 $125.72 $163.97 $176.71 $169.58 $201.04 $229.46 $199.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       2       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.48 $110.10 $125.21 $162.39 $181.10 $180.03 $197.98 $236.81 $220.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       3       3       3       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.93 $109.80 $125.56 $170.86 $176.10 $165.53 $197.62 $222.88 $194.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       2       1       1      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.75 $135.24 $123.91 $140.12 $175.48 $182.01 $177.12 $190.86 $225.15 $203.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       164     138     125     113     102      94      86      77      73      67
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.52 $116.54 $120.51 $118.60 $124.50 $135.47 $128.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       1       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.36 $122.57 $123.71 $128.14 $132.43 $134.60 $133.00 $135.59 $140.96 $137.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        73      85      88      75      68      63      49      48      36      38
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.89 $112.63 $115.82 $114.19 $118.72 $126.98 $121.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       2       2       2       4       4
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.58 $105.02 $106.73 $105.54 $107.49 $111.02 $108.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       3       3       1       1
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.84 $125.14 $123.08 $130.90 $142.93 $146.05 $143.72 $149.09 $160.71 $153.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      55      55      51      48      43      36      33      29      27
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $229.15 $252.98 $219.72 $254.59 $303.51 $305.70 $297.56 $307.94 $384.58 $334.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       107      95      79      66      55      46      40      36      32      29
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.55 $154.22 $126.89 $146.18 $170.16 $158.03 $149.73 $148.64 $185.96 $156.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59      54      44      36      29      49      43      37      33      31
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.65 $ 92.83 $107.21 $128.61 $119.17 $115.20 $113.98 $140.27 $118.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.07 $133.50 $110.86 $128.98 $152.45 $140.17 $134.44 $134.16 $163.95 $135.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       136     119     102      84      69      59      54      49      43      39
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.87 $ 95.99 $ 91.05 $103.70 $135.12 $149.39 $148.53 $161.58 $195.18 $180.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      10       9       7       6      11      10       9       8       8
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.04 $ 94.14 $ 89.84 $101.21 $135.72 $149.34 $153.89 $160.83 $205.85 $197.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85      73      73      63      53     159     138     118     103      93
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.45 $109.88 $103.32 $118.56 $155.57 $172.94 $164.42 $187.81 $211.81 $188.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       331     280     242     202     173     178     155     136     122     111
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.89 $173.32 $155.49 $182.70 $240.82 $264.46 $252.68 $294.51 $327.67 $281.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       178     142     121     100      85      72      64      57      52      46
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.86 $127.22 $123.00 $132.55 $148.51 $151.55 $148.79 $155.28 $170.79 $161.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       300     302     265     215     192     176     161     142     126     108
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.13 $120.56 $125.39 $123.22 $130.66 $144.69 $135.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       1       1       4
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.23 $136.16 $128.19 $141.60 $168.01 $172.68 $168.83 $179.39 $204.16 $188.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       440     418     378     332     292     250     220     199     176     165
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.46 $119.05 $123.56 $121.63 $125.02 $139.81 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.89 $184.64 $181.70 $208.02 $284.71 $292.09 $280.89 $313.23 $380.60 $347.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        96      82      71      62      54      49      41      38      34      30
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.44 $115.52 $107.71 $128.48 $176.99 $181.96 $182.52 $182.39 $226.90 $223.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      53      61      61      58      49      40      33      28      24
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.18 $101.62 $100.74 $110.98 $125.95 $132.49 $127.25 $139.21 $151.70 $143.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        68      51      48      43      41      36      36      31      29      23
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.15 $101.11 $ 90.56 $104.79 $141.88 $143.51 $132.86 $164.32 $181.86 $157.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8       7       6       5       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.88 $ 82.97 $ 78.53 $ 89.24 $108.97 $113.85 $109.61 $118.88 $135.36 $122.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      42      36      33      31      29      25      22      19      17
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.14 $173.16 $158.31 $170.53 $234.01 $230.15 $215.44 $204.15 $258.64 $251.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      48      44      36      29      24      20      18      16      14
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.53 $128.12 $130.55 $145.58 $183.52 $196.00 $216.51 $229.06 $305.38 $293.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      19      16      13       9       8      10      10       8
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.22 $ 87.95 $ 79.89 $ 94.43 $118.73 $118.90 $114.66 $119.56 $143.64 $124.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      18      17      15      13      11      10       8       7       6
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.93 $110.82 $115.34 $120.33 $118.15 $119.82 $117.92 $120.23 $121.75 $119.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       114     105      96      85      78      68      60      51      48      44
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.58 $132.24 $110.44 $121.83 $178.33 $172.03 $160.09 $173.41 $213.60 $200.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        34      29      24      20      17      13      11       9       8       8
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.40 $143.55 $129.37 $149.63 $211.53 $198.82 $171.06 $212.20 $233.93 $201.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      51      42      34      29      24      22      20      18      16
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.22 $145.94 $140.07 $157.65 $215.08 $233.71 $217.25 $253.85 $271.84 $247.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       133     130     124     110      92      78      69      63      56      49
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.19 $121.79 $125.47 $145.90 $190.43 $208.45 $210.41 $225.97 $280.77 $264.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        70      60      51      45      42      35      34      31      29      26
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.04 $ 90.96 $ 86.08 $ 97.37 $124.68 $135.47 $130.99 $146.83 $166.09 $147.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      15      13      11       9       8       7       6       6       5
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.72 $ 86.90 $ 86.54 $ 99.08 $130.01 $144.30 $142.85 $158.03 $188.58 $175.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       314     275     238     211     190     167     150     139     130     117
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.95 $116.24 $120.67 $123.30 $120.18 $121.91 $121.28 $121.79 $122.40 $121.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       177     155     132     114     103      88      80      77      68      64
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.67 $ 90.81 $ 73.62 $ 80.00 $106.20 $ 89.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.17 $ 94.23 $ 94.75 $108.14 $140.87 $157.64 $157.37 $173.38 $207.88 $195.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       180     158     144     134     123     111     105      99      93      86
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $216.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.29 $121.40 $125.54 $128.97 $124.53 $124.45 $118.58 $118.25 $122.58 $119.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        67      71      68      69      56      48      41      33      32      27
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $145.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.90 $141.32 $147.40 $147.42 $143.62 $144.44 $143.68 $142.96 $142.09 $141.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        74      63      61      48      41      36      32      33      28      23
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.14 $101.23 $ 88.04 $101.39 $121.99 $112.50 $109.05 $110.38 $134.73 $113.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       213     182     159     136     120     104      95      85      76      71
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.08 $105.09 $102.02 $119.67 $160.06 $172.67 $160.44 $186.53 $217.99 $189.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      20      19      17      18      33      26      22      19      17
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $149.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       8
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $112.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 75.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $169.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       7
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.71 $104.26 $ 97.87 $112.50 $151.31 $171.42 $165.91 $199.72 $232.88 $195.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      17      15      12      10      10      10      12      13      13
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.33 $ 78.48 $ 79.57 $ 90.42 $118.66 $131.91 $137.01 $144.33 $184.74 $178.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       117     100      86      80      73      68      59      54      48      45
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.14 $ 60.34 $ 59.57 $ 68.79 $ 89.66 $100.02 $ 94.68 $109.24 $122.27 $110.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      17      32      27      25      26      27      27      25      22
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 99.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      25
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.80 $151.19 $133.71 $158.53 $178.45 $167.91 $166.64 $168.33 $220.18 $197.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      29      29      24      21      17      14      12      11      10
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $191.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      24
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $320.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $183.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       7
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.71 $119.21 $115.24 $133.63 $175.49 $189.45 $182.28 $216.51 $247.66 $216.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       155     127     108      93      82      69      62      57      52      47
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.11 $117.99 $116.87 $115.76 $114.66 $113.57 $112.49 $111.43 $110.82 $111.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       209     179     170     139     116      90      76      75      63      57
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.72 $106.93 $ 96.78 $115.39 $144.39 $145.58 $148.78 $147.44 $198.05 $169.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      27      26      23      21      19      17      16      14      13
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 90.96 $ 97.19 $ 93.99 $102.71 $104.69 $102.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       5       6       6       8       9
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.20 $111.07 $109.80 $110.38 $109.42 $108.29 $106.96 $108.06 $109.06 $109.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       195     189     152     130     112      92      74      62      57      52
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.65 $144.86 $145.24 $147.68 $142.93 $145.68 $144.63 $144.94 $145.56 $144.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       107      93      83      71      60      53      46      41      37      34
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.57 $163.97 $155.93 $178.44 $242.95 $252.31 $238.49 $284.73 $321.54 $282.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      42      37      32      28      25      21      19      18      16
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.64 $107.95 $104.85 $123.51 $168.74 $181.57 $198.23 $198.99 $262.87 $256.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      56      55      50      43      37      36      33      32      27
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.21 $116.71 $112.34 $125.60 $168.61 $191.13 $186.62 $203.60 $244.59 $209.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       8       7       9       8       8       8       6       5       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.23 $110.32 $116.66 $117.39 $112.35 $123.34 $129.65 $123.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       6      11      13      11       9       9       9
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.80 $106.32 $116.49 $148.22 $152.93 $145.00 $162.53 $184.58 $161.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       3       3       3       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------
                                                                  FOR YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.48 $122.08 $137.43 $186.61 $188.69 $176.17 $195.16 $219.84 $184.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.36 $110.89 $130.31 $142.63 $143.96 $133.32 $153.43 $162.13 $157.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      28      47      52      51      41      37      35      32
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 79.30 $ 82.60 $117.29 $118.03 $119.11 $121.42 $148.07 $140.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       2       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.02 $111.18 $130.86 $170.75 $187.25 $185.38 $198.89 $242.38 $226.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       3       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $191.33 $200.59 $254.52 $253.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.31 $ 78.41 $ 72.79 $ 82.34 $111.85 $122.61 $126.29 $129.39 $167.07 $165.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        71     110      84      74      63      53      46      39      35      32
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.50 $141.49 $148.29 $154.92 $149.84 $153.98 $152.71 $155.26 $158.40 $156.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       106     111     115     132     113      96      83      74      68      61
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.01 $121.92 $111.25 $127.21 $176.62 $183.44 $178.94 $189.25 $237.44 $221.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      51      41      36      31      27      24      21      18      17
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.73 $158.03 $135.66 $154.28 $207.21 $216.20 $202.26 $238.56 $258.21 $223.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      46      39      33      26      21      19      16      14      13
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.17 $121.45 $114.50 $128.64 $172.77 $194.31 $204.58 $220.76 $304.22 $308.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        64      56      45      39      34      31      28      24      22      21
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.52 $103.67 $ 99.80 $109.58 $123.81 $126.27 $122.68 $128.36 $141.52 $134.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       4       8       8       5       4       3       3       4       3
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.39 $101.32 $ 96.44 $107.80 $127.17 $131.04 $127.15 $135.29 $154.66 $143.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      10      11      10       9       9       8      10       9
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.54 $ 99.98 $ 94.43 $106.73 $129.25 $133.76 $129.80 $138.89 $162.02 $148.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       7       6       6       5       5       4       4       5
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.95%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)


---------------------------------------------------------------------------------------------------------------------
                                                                 FOR YEARS ENDING DECEMBER 31
                                         ----------------------------------------------------------------------------
                                          2009   2010   2011   2012    2013    2014    2015    2016    2017    2018
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.22 $97.87 $91.58 $104.71 $129.87 $134.78 $130.53 $140.53 $166.61 $151.84
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5      5      5       6       6       6       6       6       6       6
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      -- $ 91.69 $ 99.45 $119.97 $108.39
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $83.15 $ 84.92 $ 92.77 $ 74.11 $ 48.72 $ 69.21 $ 67.21 $ 47.65
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      3       7       7       8       9      10       8       8
---------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2019 to a fixed maturity option with a maturity date of June 15, 2027 (eight years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2023./(a)/



-------------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2023
                                                                             --------------------------------------------
                                                                                2%                   6%
-------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2023 BEFORE WITHDRAWAL
(1) market adjusted amount/(b)/                                              $126,455             $108,409
-------------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-------------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-------------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2023 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)],                                                       $  3,739             $ (3,961)
-------------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-------------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-------------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-------------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $136,886               where j is either 2% or 6%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:

Maturity value        =               $136,886
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365)/  = ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                                     III-1

                 APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and        If you reside in the state of
             benefits"--"Your right to cancel  California and you are age 60 or within a certain number of days"  older at the time the contract is issued, you may return your
                                               variable annuity contract within
                                               30 days from the date that you
                                               receive it and receive a refund
                                               as described below.

                                               If you allocate your entire
                                               initial contribution to the
                                               EQ/Money Market option, the
                                               amount of your refund will be
                                               equal to your contribution less
                                               interest, unless you make a
                                               transfer, in which case the
                                               amount of your refund will be
                                               equal to your account value on
                                               the date we receive your request
                                               to cancel at our processing
                                               office. This amount could be
                                               less than your initial
                                               contribution. If you allocate
                                               any portion of your initial
                                               contribution to variable
                                               investment options (other than
                                               the EQ/Money Market option)
                                               and/or fixed maturity options,
                                               your refund will be equal to
                                               your account value on the date
                                               we receive your request to
                                               cancel at our processing office.
--------------------------------------------------------------------------------
NEW YORK     See "Selecting an annuity payout  In the second to last paragraph
             option" in "Your annuity payout   in this section, the second line
             option" under "Accessing your     in the paragraph "(1) the amount
             money"                            applied to purchase the
                                               annuity;" is deleted in its
                                               entirety and replaced with the
                                               following:

                                               (1)The amount applied to provide
                                                  the annuity will be: (a) the
                                                  account value for any life
                                                  annuity form or (b) the cash
                                                  value for any period certain
                                                  annuity form except that, if
                                                  the period certain is more
                                                  than five years, the amount
                                                  applied will be no less than
                                                  95% of the account value.
--------------------------------------------------------------------------------
PUERTO RICO  See "Taxation of nonqualified     There are special rules for
             annuities" in "Tax information"   nonqualified contracts issued in
                                               Puerto Rico.

                                               Income from NQ contracts we
                                               issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.
                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------
WASHINGTON   See "Fixed maturity options" in   The fixed maturity options are
             "Contract features and benefits"  not available in contracts issued on or after August 13,
                                               2001 in Washington.
--------------------------------------------------------------------------------

                                     IV-1

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                               PAGE

Who is AXA Equitable?                           2

Calculation of annuity payments                 2

Custodian                                       2

Independent registered public accounting firm   2

Distribution of the contracts                   2

Calculating unit values                         3

Financial Statements                            3


HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM /Statement of Additional
Information dated May 1, 2019. (Combination variable and fixed deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646599

EQUI-VEST(R) Express/SM/ (Series 700)

A combination variable and fixed deferred annuity Contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 700) dated May 1, 2019. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, New York, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.


             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Calculation of annuity payments                    2

             Custodian                                          2

             Independent registered public accounting firm      2

             Distribution of the contracts                      2

             Calculating unit values                            3

             Financial statements                               3



EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                  EV Series 700
                                                                        #646599

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016.
Of these amounts, for each of these three years, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028, in 2017 and $507,645,857 in 2016, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a   )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

EQUI-VEST(R) Express/SM/ (Series 701)

A variable deferred annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) EXPRESS/SM/?

EQUI-VEST(R) Express/SM /is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract.

This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We can refuse to accept any application or contribution from you at any time, including after the purchase of the contract.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------
DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value

.. 1290 VT Socially Responsible
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity(R) Institutional AM(R) Large Cap
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Invesco Comstock
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------

.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value
.. EQ/Oppenheimer Global
.. EQ/Templeton Global Equity Managed Volatility/(1)/

--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only

..   An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.


You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate your contributions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio that is part of one of the Trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

A registration statement relating to this offering has been filed with the SEC. The statement of additional information ("SAI") dated May 1, 2019, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

You have previously purchased an EQUI-VEST(R) contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix II.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                  EV Express Series 701 (IF/NB)

                                                                        #646175

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling (800) 628-6673.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------




             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             EQUI-VEST(R) Express/SM/ at a glance -- key
               features                                          9

             ------------------------------------------------------
             FEE TABLE                                          11
             ------------------------------------------------------

             Examples                                           12
             Condensed financial information                    12

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  13
             ------------------------------------------------------
             How you can contribute to your contract            13
             Owner and annuitant requirements                   16
             How you can make your contributions                16
             What are your variable investment options under
               the contract?                                    16
             Portfolios of the Trusts                           17
             Allocating your contributions                      29
             Your right to cancel within a certain number of
               days                                             29
             Inherited IRA beneficiary continuation contract    29

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               31
             ------------------------------------------------------
             Your account value and cash value                  31
             Your contract's value in the variable investment
               options                                          31

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG VARIABLE
               INVESTMENT OPTIONS                               32
             ------------------------------------------------------
             Transferring your account value                    32
             Disruptive transfer activity                       32
             Automatic transfer options                         33
             Rebalancing your account value                     33

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            34
             ------------------------------------------------------
             Withdrawing your account value                     34
             How withdrawals are taken from your account value 34 Surrender of your contract to receive its cash
               value                                            35
             Termination                                        35
             When to expect payments                            35
             Your annuity payout options                        35


-------------

"Company," "We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            38
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 38
             Charges under the contracts                        38
             Charges that the Trusts deduct                     39
             Group or sponsored arrangements                    39
             Other distribution arrangements                    40

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        41
             ------------------------------------------------------
             Your beneficiary and payment of benefit            41
             How death benefit payment is made                  42
             Beneficiary continuation option                    42

             ------------------------------------------------------
             7. TAX INFORMATION                                 44
             ------------------------------------------------------
             Overview                                           44
             Buying a contract to fund a retirement arrangement 44
             Transfers among variable investment options        44
             Taxation of nonqualified annuities                 44
             Individual retirement arrangements ("IRAs")        46
             Traditional individual retirement annuities
               (traditional IRAs)                               47
             Roth individual retirement annuities ("Roth IRAs") 51
             Tax withholding and information reporting          53
             Impact of taxes to AXA Equitable                   54

             ------------------------------------------------------
             8. MORE INFORMATION                                55
             ------------------------------------------------------
             About our Separate Account A                       55
             About the Trusts                                   55
             About the general account                          55
             About other methods of payment                     56
             Dates and prices at which contract events occur    56
             About your voting rights                           56
             Cybersecurity                                      57
             Statutory compliance                               57
             About legal proceedings                            57
             Financial statements                               57
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             57
             Distribution of the contracts                      57


           -------------------------------------------------------------
           APPENDICES
           -------------------------------------------------------------
             I   --   Condensed financial information               I-1
            II   --   State contract availability and/or
                        variations of certain features and
                        benefits                                   II-1
           III   --   Hypothetical Illustrations                  III-1

           -------------------------------------------------------------
           STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
           -------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

           account value                                          31
           annuitant                                              13
           annuity payout options                             35, 36
           AXA Equitable Access Account                           42
           beneficiary                                        41, 43
           beneficiary continuation option                    29, 42
           business day                                           56
           cash value                                             31
           conduit IRA                                            49
           contract date                                          13
           contract date anniversary                              13
           contract year                                          13
           contributions                                      13, 44
           contributions to Roth IRAs                             51
              regular contributions                               51
              rollovers and direct transfers                      51
              conversion contributions                        52, 53
           contributions to traditional IRAs                      47
              regular contributions                               47
              rollovers and transfers                             47
           disruptive transfer activity                           32


                                                               PAGE

           IRA                                                 1, 46
           IRS                                                    44
           Inherited IRA                                           1
           market timing                                       8, 32
           NQ                                                      1
           Online Account Access                                7, 8
           partial withdrawals                                    34
           portfolio                                              11
           processing office                                       7
           regular contribution                               47, 48
           Required Beginning Date                                49
           Roth IRA                                               51
           SAI                                                     2
           SEC                                                     1
           TOPS                                                    7
           traditional IRA                                        47
           Trusts                                              1, 55
           unit                                                   31
           unit investment trust                                  55
           variable investment options                         1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


 FOR CORRESPONDENCE WITH CHECKS:

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Individual Annuity Lockbox
  P.O. Box 13459
  Newark, NJ 07188-0459

FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13459
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Express/SM/
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:

  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail package
  Attn: Extraction Supervisor, (718) 242-0716

 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options; and

..   the daily unit values for the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the variable investment options; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

..   make a contribution to your IRA or NQ annuity contract;

..   elect to receive certain contract statements electronically;

..   change your address;

                             WHO IS AXA EQUITABLE?

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and clicking on Online Account Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among variable investment options" later in this Prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)conversion of your traditional IRA contract to a Roth IRA contract;

(2)cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)election of the automatic investment program;

(4)election of general dollar-cost averaging;

(5)election of the rebalancing program;

(6)election of the automatic deposit service;

(7)election of the required minimum distribution ("RMD") automatic withdrawal option;

(8)election of the beneficiary continuation option;

(9)request for a transfer/rollover of assets or 1035 exchange to another carrier;

(10)purchase by, or change of ownership to, a non-natural owner;

(11)contract surrender and withdrawal requests;

(12)death claims; and

(13)partial annuitization of an NQ contract.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)transfers among variable investment options; and

(3)change of ownership.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar-cost averaging;

(3)rebalancing program;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Express/SM/ at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT  EQUI-VEST(R) Express/SM/ variable investment options invest in different portfolios sub-advised by
MANAGEMENT               professional investment advisers.
----------------------------------------------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract:               No tax until you make withdrawals from
                .   On transfers inside the contract:              your contract or receive annuity
                                                                   payments.
                                                                   No tax on transfers among variable
                                                                   investment options.
                -------------------------------------------------------------------------------------------

                      You should be aware that annuity contracts that were purchased as an
                      Individual Retirement Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see
                      "Tax information" later in this Prospectus.)
----------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  .   NQ, traditional IRA and Roth IRA: Minimum: $50 initial and additional ($20 under our automatic investment program)
                      .   Inherited IRA
                         $5,000 (initial)(minimum)
                         $1,000 (additional)(minimum)
                      .   Maximum contribution limitations apply to all contracts
                      ------------------------------------------------------------------------
                      In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue)
                      under all EQUI-VEST(R) series contracts with the same owner or annuitant or $2.5 million under all AXA Equitable annuity
                      accumulation contracts with the same owner or annuitant. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and
                      (ii) discontinue acceptance of contributions. For more information, see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several periodic withdrawal options
                      .   Contract surrender
                      You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
----------------------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
----------------------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   General dollar-cost averaging
                      .   Automatic investment program
                      .   Account value rebalancing (quarterly, semiannually and annually)
                      .   No charge on transfers among variable investment options
                      .   Minimum death benefit
----------------------------------------------------------------------------------------------
FEES AND CHARGES      .   Please see "Fee table" later in this Prospectus for complete details.
----------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES  0-85 (0-70 for Inherited IRA)
----------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX II LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

             EQUI-VEST(R) EXPRESS/SM/ AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS
------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you surrender
your contract or make certain withdrawals)/(1)/         7.00%

Charge for third-party transfer or exchange (for each
occurrence)/(2)/                                        $65 (current and maximum)

Special services charges

  .   Wire transfer charge/(3)/                         $90 (current and maximum)

  .   Express mail charge/(3)/                          $35 (current and maximum)
------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

----------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
DATE ANNIVERSARY
----------------------------------------------------------------
Maximum annual administrative charge:
   If your account value on the last day of your
   contract year is less than $100,000                    $50

   If your account value on the last day of your          $0
   contract year is $100,000 or more

----------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks/(4)/                        0.85%
Other expenses                                          0.25%
                                                        -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.10%
----------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(5)/             0.58%  1.64%
-----------------------------------------------------------------------------------------------------------


Notes:

(1)Deducted upon a withdrawal of amounts in excess of the 10% fee withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".

Contract Year
-------------
     1........ 7.00%
     2........ 6.00%
     3........ 5.00%
     4........ 4.00%
     5........ 3.00%
     6........ 2.00%
     7........ 1.00%
     8+....... 0.00%

                                   FEE TABLE

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)A portion of this charge is for providing the death benefit.

(5)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2018, which results in an estimated annual charge of 0.1660% of contract value.


These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this Prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT       CONTRACT AT THE END OF THE
                                    THE END OF THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $947    $1,409    $1,881    $3,329    $305   $932   $1,584   $3,329
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $843    $1,091    $1,329    $2,225    $194   $599   $1,029   $2,225
---------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under ''About methods of payment'' in ''More information'' later in this Prospectus. All ages in the table refer to the age of the annuitant named in the contract. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

See ''Tax information'' later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

--------------------------------------------------------------------------------
THE ''ANNUITANT'' IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ''CONTRACT DATE'' IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12-MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A ''CONTRACT YEAR.'' THE END OF EACH 12-MONTH PERIOD IS YOUR ''CONTRACT DATE ANNIVERSARY.'' FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------
NQ               0 through 85             .   $50 (initial     .   After-tax money. .   Additional
                                              and additional)  .   Paid to us by        contributions
                                                                   check or             can be made up
                                                                   transfer of          to the later of
                                                                   contract value       attainment of
                                                                   in a tax             age 86 or the
                                                                   deferred             first con-
                                                                   exchange under       tract date
                                                                   Section 1035 of      anniversary.
                                                                   the Internal
                                                                   Revenue Code.
                                                               .   Paid to us by
                                                                   an employer who
                                                                   establishes a
                                                                   payroll
                                                                   deduction
                                                                   program.
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF                  LIMITATIONS ON
 CONTRACT TYPE   ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS              CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
Traditional IRA  0 through 85             $50 additional       .   "Regular"              .   Additional
                                                                   traditional IRA            rollover
                                                                   contributions              contributions
                                                                   either made by             can be made up
                                                                   you or paid to             to the later of
                                                                   us by an                   attainment of
                                                                   employer who               age 86 or the
                                                                   establishes a              first contract
                                                                   payroll                    date
                                                                   deduction                  anniversary.
                                                                   program.               .   Regular IRA
                                                               .   Additional                 contributions
                                                                   catch-up                   may not exceed
                                                                   contributions.             $6,000.
                                                               .   Eligible               .   No regular IRA
                                                                   rollover                   contributions
                                                                   distributions              in the calendar
                                                                   from 403(b)                year you turn
                                                                   plans,                     age 70 and
                                                                   qualified plans            thereafter.
                                                                   and                    .   Rollover and
                                                                   governmental               direct transfer
                                                                   employer EDC               contributions
                                                                   plans.                     after age
                                                               .   Rollovers from             70 1/2 must be
                                                                   another                    net of required
                                                                   traditional                minimum
                                                                   individual                 distributions.
                                                                   retirement             .   Although we
                                                                   arrangement.               accept rollover
                                                               .   Direct                     and direct
                                                                   custodian-to-custodian     transfer
                                                                   transfers from             contributions
                                                                   other                      under the
                                                                   traditional                traditional IRA
                                                                   individual                 contracts, we
                                                                   retirement                 intend that
                                                                   arrangements.              these contracts
                                                                                              be used for
                                                                                              ongoing regular
                                                                                              contributions.
                                                                                          .   Additional
                                                                                              catch-up
                                                                                              contributions
                                                                                              of up to $1,000
                                                                                              per calendar
                                                                                              year where the
                                                                                              owner is at
                                                                                              least age 50
                                                                                              but under age
                                                                                              70 1/2 at any
                                                                                              time during the
                                                                                              calendar year
                                                                                              for which the
                                                                                              contribution is
                                                                                              made.
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                  AVAILABLE FOR ANNUITANT  MINIMUM              SOURCE OF            LIMITATIONS ON
 CONTRACT TYPE    ISSUE AGES               CONTRIBUTIONS        CONTRIBUTIONS        CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------
Roth IRA          0 through 85             $50 additional       .   Regular Roth     .   Additional
                                                                    IRA                  contributions
                                                                    contributions        can be made up
                                                                    either made by       to the later of
                                                                    you or paid to       attainment of
                                                                    us by an             age 86 or the
                                                                    employer who         first contract
                                                                    establishes a        date
                                                                    payroll              anniversary.
                                                                    deduction        .   Regular Roth
                                                                    program.             IRA
                                                                .   Additional           contributions
                                                                    catch-up             may not exceed
                                                                    contributions.       $6,000.
                                                                .   Rollovers from   .   Contributions
                                                                    another Roth         are subject to
                                                                    IRA.                 income limits
                                                                .   Rollovers from       and other tax
                                                                    a "designated        rules. See
                                                                    Roth                 "Contributions
                                                                    contribution         to Roth IRAs"
                                                                    account" under       in "Tax
                                                                    specified            information"
                                                                    retirement           later in this
                                                                    plans.               Prospectus.
                                                                .   Conversion       .   Additional
                                                                    rollovers from       catch-up
                                                                    a traditional        contributions
                                                                    IRA or other         of up to $1,000
                                                                    eligible             per calendar
                                                                    retirement plan.     year where the
                                                                .   Direct               owner is at
                                                                    transfers from       least age 50 at
                                                                    another Roth         any time during
                                                                    IRA.                 the calendar
                                                                                         year for which
                                                                                         the
                                                                                         contribution is
                                                                                         made.
---------------------------------------------------------------------------------------------------------
Inherited IRA     0 through 70             $1,000 additional    .   Direct           .   Any additional
(traditional IRA                                                    custodian-to-        contributions
or Roth IRA)                                                        custodian            must be from
                                                                    transfers of         the same type
                                                                    your interest        of IRA of the
                                                                    as death             same deceased
                                                                    beneficiary of       owner.
                                                                    the deceased     .   No additional
                                                                    owner's              contributions
                                                                    traditional          are permitted
                                                                    individual           to Inherited
                                                                    retirement           IRA contracts
                                                                    arrangement or       issued as a
                                                                    Roth IRA to an       Non-spousal
                                                                    IRA of the same      beneficiary
                                                                    type.                direct rollover
                                                                .   Non-spousal          from an
                                                                    beneficiary          Applicable Plan.
                                                                    direct rollover
                                                                    contributions
                                                                    may be made to
                                                                    an inherited
                                                                    IRA contract
                                                                    under specified
                                                                    circumstances
                                                                    from these
                                                                    "Applicable
                                                                    Plans":
                                                                    qualified
                                                                    plans, 403(b)
                                                                    plans and
                                                                    governmental
                                                                    employer 457(b)
                                                                    plans.
---------------------------------------------------------------------------------------------------------


See ''Tax information'' later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see ''Dates and prices at which contract events occur'' in ''More information'' later in this Prospectus. Please review your contract for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Owners that are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act ("FATCA") withholding from U.S.-source income.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this Prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to "AXA Equitable". We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or direct transfer. We do not accept third party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy).

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits,

                        CONTRACT FEATURES AND BENEFITS
by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                                       INVESTMENT ADVISER (AND
 CLASS B SHARES                                                                                SUB-ADVISER(S),
 PORTFOLIO NAME                  OBJECTIVE                                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/                      Seeks to achieve high total return through a combination      .   AXA Equitable Funds
  MULTI-SECTOR BOND              of current income and capital appreciation.                       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL                Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP GROWTH                                                                                       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL                Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP VALUE                                                                                        Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE                    Seeks to achieve long-term capital appreciation.              .   AXA Equitable Funds
  ALLOCATION/*(1)/                                                                                 Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE ALLOCATION/*(2)/ Seeks to achieve a high level of current income.              .   AXA Equitable Funds
                                                                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
                                 Seeks to achieve current income and growth of capital,        .   AXA Equitable Funds
  EQ/CONSERVATIVE-PLUS           with a greater emphasis on current income.                        Management Group, LLC
  ALLOCATION/*(3)/
------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE                      Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds
  ALLOCATION/*(4)/               current income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS                 Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds
  ALLOCATION/*(5)/               current income, with a greater emphasis on capital                Management Group, LLC
                                 appreciation.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2015                      Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION                     asset mix. Total return includes capital growth and               Management Group, LLC
                                 income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2025                      Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION                     asset mix. Total return includes capital growth and               Management Group, LLC
                                 income.
------------------------------------------------------------------------------------------------------------------------------
TARGET 2035                      Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION                     asset mix. Total return includes capital growth and               Management Group, LLC
                                 income.
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                         INVESTMENT ADVISER (AND
 CLASS B SHARES                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------
CHARTER/SM/                      .   AXA Equitable Funds
  MULTI-SECTOR BOND                  Management Group, LLC
-----------------------------------------------------------------------------
CHARTER/SM/ SMALL                .   AXA Equitable Funds
  CAP GROWTH                         Management Group, LLC
-----------------------------------------------------------------------------
CHARTER/SM/ SMALL                .   AXA Equitable Funds
  CAP VALUE                          Management Group, LLC
-----------------------------------------------------------------------------
EQ/AGGRESSIVE                    .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(1)/                   Management Group, LLC
-----------------------------------------------------------------------------
EQ/CONSERVATIVE ALLOCATION/*(2)/ .   AXA Equitable Funds        (check mark)
                                     Management Group, LLC
-----------------------------------------------------------------------------
                                 .   AXA Equitable Funds        (check mark)
  EQ/CONSERVATIVE-PLUS               Management Group, LLC
  ALLOCATION/*(3)/
-----------------------------------------------------------------------------
EQ/MODERATE                      .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(4)/                   Management Group, LLC
-----------------------------------------------------------------------------
EQ/MODERATE-PLUS                 .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(5)/                   Management Group, LLC

-----------------------------------------------------------------------------
TARGET 2015                      .   AXA Equitable Funds
  ALLOCATION                         Management Group, LLC

-----------------------------------------------------------------------------
TARGET 2025                      .   AXA Equitable Funds
  ALLOCATION                         Management Group, LLC

-----------------------------------------------------------------------------
TARGET 2035                      .   AXA Equitable Funds
  ALLOCATION                         Management Group, LLC

-----------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                           INVESTMENT ADVISER (AND
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-----------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.


-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                             INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to achieve total return from long-term capital       .   AXA Equitable Funds
  DYNAMIC ALLOCATION  appreciation and income.                                       Management Group, LLC
                                                                                 .   DoubleLine Capital LP
-----------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and income to achieve an     .   AXA Equitable Funds
  INCOME              above-average and consistent total return.                     Management Group, LLC
                                                                                 .   Barrow, Hanley, Mewhinney
                                                                                     & Strauss LLC
-----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Seeks to achieve capital appreciation.                     .   AXA Equitable Funds
  MERGERS &                                                                          Management Group, LLC
  ACQUISITIONS                                                                   .   GAMCO Asset Management,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.                    .   AXA Equitable Funds
  COMPANY VALUE                                                                      Management Group, LLC
                                                                                 .   GAMCO Asset Management,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Seeks to maximize current income.                          .   AXA Equitable Funds
  BOND                                                                               Management Group, LLC
                                                                                 .   AXA Investment Managers,
                                                                                     Inc.
                                                                                 .   Post Advisory Group, LLP
-----------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to achieve long-term capital appreciation.           .   AXA Equitable Funds
  RESPONSIBLE                                                                        Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current income.   .   AXA Equitable Funds
  ALT 20                                                                             Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED        Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(6)/    emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                      in the Portfolio.                                              Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                 INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED        Seeks to achieve long-term growth of capital with an           .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(7)/    emphasis on risk-adjusted returns and managing volatility      .   AXA Equitable Funds
                      in the Portfolio.                                                  Management Group, LLC
                                                                                     .   BlackRock Investment
                                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED       Seeks to achieve long-term growth of capital with an           .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(8)/    emphasis on risk-adjusted returns and managing volatility      .   AXA Equitable Funds
                      in the Portfolio.                                                  Management Group, LLC
                                                                                     .   BlackRock Investment
                                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC         Seeks to achieve total return from long-term growth of         .   AllianceBernstein L.P.       (delta)
  MODERATE            capital and income.                                            .   AXA Equitable Funds
  GROWTH/*(9)/                                                                           Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP       Seeks to achieve long-term growth of capital.                  .   AllianceBernstein L.P.
  GROWTH/*(10)/                                                                      .   AXA Equitable Funds
                                                                                         Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED           Seeks long-term capital appreciation and current income.       .   AXA Equitable Funds        (check mark)
  STRATEGY/*(11)/                                                                        Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and secondarily,         .   AXA Equitable Funds
  VALUE EQUITY        income.                                                            Management Group, LLC
                                                                                     .   BlackRock Investment
                                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Seeks to achieve long-term growth of capital.                  .   AXA Equitable Funds
  RESEARCH                                                                               Management Group, LLC
                                                                                     .   Capital Guardian Trust
                                                                                         Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Seeks to achieve long-term capital growth.                     .   AXA Equitable Funds
  LARGE CAP                                                                              Management Group, LLC
  GROWTH/*(12)/                                                                      .   ClearBridge Investments,
                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Seeks to achieve capital appreciation, which may               .   AXA Equitable Funds        (check mark)
  SELECT EQUITY       occasionally be short-term, with an emphasis on risk               Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the Portfolio.     .   BlackRock Investment
                                                                                         Management, LLC
                                                                                     .   ClearBridge Investments,
                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell       .   AXA Equitable Funds
                      3000(R) Index, including reinvestment of dividends, at a           Management Group, LLC
                      risk level consistent with that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks current income and growth of capital, with a          .   AXA Equitable Funds        (check mark)
  GROWTH              greater emphasis on current income.                             Management Group, LLC
  STRATEGY/*(13)/
------------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks a high level of current income.                       .   AXA Equitable Funds        (check mark)
  STRATEGY/*(14)/                                                                     Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that        .   AXA Equitable Funds
                      approximates the total return performance of the                Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government/Credit      .   SSgA Funds Management,
                      Bond Index, including reinvestment of dividends, at a risk      Inc.
                      level consistent with that of the Bloomberg Barclays U.S.
                      Intermediate Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
  EQUITY PLUS                                                                     .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   EARNEST Partners, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
                      approximates the total return performance of the            .   AXA Equitable Funds
                      Standard & Poor's 500 Composite Stock Index, including          Management Group, LLC
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's 500 Composite Stock Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY           Seeks to achieve long-term capital appreciation.            .   AXA Equitable Funds
  INSTITUTIONAL                                                                       Management Group, LLC
  AM(R) LARGE CAP                                                                 .   FIAM LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Seeks to maximize income while maintaining prospects for    .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    capital appreciation with an emphasis on risk-adjusted          Management Group, LLC
  VOLATILITY/*(15)/   returns and managing volatility in the Portfolio.           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL     Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   on risk-adjusted returns and managing volatility in the         Management Group, LLC
  VOLATILITY/*(16)/   Portfolio.                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Mutual Advisers,
                                                                                      LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and secondarily seeks  .   AXA Equitable Funds        (check mark)
  TEMPLETON           income.                                                         Management Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/*(17)/
------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.         .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Wells Fargo Asset
                                                                                      Management
                                                                                      (International), LLC and
                                                                                  .   Wells Capital Management,
                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY      Seeks to achieve long-term capital appreciation with an      .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
  VOLATILITY/*(18)/   in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Morgan Stanley Investment
                                                                                       Management Inc.
                                                                                   .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS      Seeks to achieve long-term capital appreciation.             .   AXA Equitable Funds
  MID CAP VALUE                                                                        Management Group, LLC
                                                                                   .   Goldman Sachs Asset
                                                                                       Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that         .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the                 Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government Bond         .   SSgA Funds Management,
                      Index, including reinvestment of dividends, at a risk level      Inc.
                      consistent with that of the Bloomberg Barclays U.S.
                      Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an         .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
  VOLATILITY/*(19)/   in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   EARNEST Partners, LLC
                                                                                   .   Federated Global
                                                                                       Investment Management
                                                                                       Corp.
                                                                                   .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that       .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite     .   AXA Equitable Funds
                      index comprised of 40% DJ Euro STOXX 50 Index, 25%               Management Group, LLC
                      FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an         .   AllianceBernstein L.P.     (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility    .   AXA Equitable Funds
  VOLATILITY/*(20)/   in the Portfolio.                                                Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-term growth of      .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       income, accompanied by growth of capital with an                 Management Group, LLC
  VOLATILITY/*(21)/   emphasis on risk-adjusted returns and managing volatility    .   BlackRock Investment
                      in the Portfolio.                                                Management, LLC
                                                                                   .   Harris Associates L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.                  .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL     Seeks to achieve total return through growth of capital     .   AXA Equitable Funds
  REAL ESTATE         and current income.                                             Management Group, LLC
                                                                                  .   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO            Seeks to achieve long-term growth of capital.               .   AXA Equitable Funds
  INTERNATIONAL                                                                       Management Group, LLC
  GROWTH                                                                          .   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY         Seeks to provide capital growth and appreciation.           .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   Ivy Investment Management
                                                                                      Company ("IICO")
------------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP        Seeks to provide growth of capital.                         .   AXA Equitable Funds
  GROWTH                                                                              Management Group, LLC
                                                                                  .   Ivy Investment Management
                                                                                      Company ("IICO")
------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS              Seeks to achieve capital growth.                            .   Janus Capital Management
  ENTERPRISE/*(22)/                                                                   LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.            .   AXA Equitable Funds
  OPPORTUNITIES                                                                       Management Group, LLC
                                                                                  .   J.P. Morgan Investment
                                                                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY/*(23)/   in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Capital Guardian Trust
                                                                                      Company
                                                                                  .   Thornburg Investment
                                                                                      Management, Inc.
                                                                                  .   Vaughan Nelson Investment
                                                                                      Management
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell    .   AXA Equitable Funds
                      1000(R) Growth Index, including reinvestment of dividends       Management Group, LLC
                      at a risk level consistent with the Russell 1000(R) Growth
                      Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth with an           .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY/*(24)/   in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   HS Management Partners,
                                                                                      LLC
                                                                                  .   Loomis, Sayles & Company,
                                                                                      L.P.
                                                                                  .   Polen Capital Management,
                                                                                      LLC
                                                                                  .   T. Rowe Price Associates,
                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell     .   AXA Equitable Funds
                      1000(R) Value Index, including reinvestment of dividends,        Management Group, LLC
                      at a risk level consistent with that of the Russell 1000(R)
                      Value Index.
-------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of capital with an         .   AllianceBernstein L.P.     (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing volatility    .   AXA Equitable Funds
  VOLATILITY/*(25)/   in the Portfolio.                                                Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Seeks to achieve long-term capital appreciation.             .   AXA Equitable Funds
  MARKETS EQUITY                                                                       Management Group, LLC
                                                                                   .   Lazard Asset Management
                                                                                       LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Seeks to achieve capital appreciation.                       .   AXA Equitable Funds
  GROWTH/*(26)/                                                                        Management Group, LLC
                                                                                   .   Loomis, Sayles & Company,
                                                                                       L.P.
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   AXA Equitable Funds
  INTERNATIONAL                                                                        Management Group, LLC
  GROWTH                                                                           .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   AXA Equitable Funds
  INTERNATIONAL                                                                        Management Group, LLC
  VALUE                                                                            .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
                                                                                       ("MFS")
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY     Seeks to achieve capital appreciation.                       .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   Massachusetts Financial
                                                                                       Services Company d/b/a
                                                                                       MFS Investment Management
                                                                                       ("MFS")
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                              INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES      Seeks to achieve total return.                              .   AXA Equitable Funds
  SERIES                                                                              Management Group, LLC
                                                                                  .   Massachusetts Financial
                                                                                      Services Company d/b/a
                                                                                      MFS Investment Management
                                                                                      ("MFS")
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
                      approximates the total return performance of the            .   AXA Equitable Funds
                      Standard & Poor's MidCap 400(R) Index, including                Management Group, LLC
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's MidCap 400(R) Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk adjusted returns and managing volatility       Management Group, LLC
  VOLATILITY/*(27)/   in the Portfolio.                                           .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill Capital
                                                                                      Management, Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH    Seeks long-term capital appreciation and current income,    .   AXA Equitable Funds        (check mark)
  STRATEGY/*(28)/     with a greater emphasis on current income.                      Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/  Seeks to obtain a high level of current income, preserve    .   AXA Equitable Funds
                      its assets and maintain liquidity.                              Management Group, LLC
                                                                                  .   The Dreyfus Corporation
------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                      .   AXA Equitable Funds
  GLOBAL                                                                              Management Group, LLC
                                                                                  .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent with       .   AXA Equitable Funds
  REAL RETURN         preservation of capital and prudent investment                  Management Group, LLC
                      management.                                                 .   Pacific Investment
                                                                                      Management Company LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money   .   AXA Equitable Funds
  SHORT BOND          market products while maintaining an emphasis on                Management Group, LLC
                      preservation of capital and liquidity.                      .   Pacific Investment
                                                                                      Management Company LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with        .   AllianceBernstein L.P.
                      moderate risk to capital.                                   .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   Pacific Investment
                                                                                      Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                                   SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000(R) Index.               .   AXA Equitable Funds
                                                                                       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and          .   AXA Equitable Funds
  GROWTH STOCK        secondarily, income.                                             Management Group, LLC
                                                                                   .   T. Rowe Price Associates,
                                                                                       Inc.
-------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth with an            .   AXA Equitable Funds        (check mark)
  EQUITY MANAGED      emphasis on risk adjusted returns and managing volatility        Management Group, LLC
  VOLATILITY/*(29)/   in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Templeton Global Advisors
                                                                                       Limited
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation   .   AXA Equitable Funds
  INCOME              with income as a secondary consideration.                        Management Group, LLC
                                                                                   .   UBS Asset Management
                                                                                       (Americas) Inc.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.                .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                                .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   ClearBridge Investments,
                                                                                       LLC
                                                                                   .   Scotia Institutional
                                                                                       Asset Management US, Ltd.
                                                                                   .   T. Rowe Price Associates,
                                                                                       Inc.
                                                                                   .   Westfield Capital
                                                                                       Management Company, L.P.
-------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income and        .   AXA Equitable Funds
  BOND                capital appreciation, consistent with a prudent level of         Management Group, LLC
                      risk.                                                        .   BlackRock Financial
                                                                                       Management, Inc.
                                                                                   .   DoubleLine Capital L.P.
                                                                                   .   Pacific Investment
                                                                                       Management Company LLC
                                                                                   .   SSgA Funds Management,
                                                                                       Inc.
-------------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                 INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  CAP GROWTH                                                         .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   BlackRock Investment
                                                                         Management, LLC
                                                                     .   Franklin Advisers, Inc.
                                                                     .   Wellington Management
                                                                         Company, LLP
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.  .   American Century
  CAP VALUE                                                              Investment Management,
                                                                         Inc.
                                                                     .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   BlackRock Investment
                                                                         Management, LLC
                                                                     .   Diamond Hill Capital
                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.  .   AllianceBernstein L.P.
  TECHNOLOGY                                                         .   Allianz Global Investors
                                                                         U.S. LLC
                                                                     .   AXA Equitable Funds
                                                                         Management Group, LLC
                                                                     .   Wellington Management
                                                                         Company, LLP


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT ADVISER (AND
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) -                                                                  INVESTMENT ADVISER (AND
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND            The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.




-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER (AND
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER (OR
 SERVICE CLASS                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------

 VANECK VIP TRUST -                                                             INVESTMENT ADVISER (OR
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------

(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------------
(2)   AXA Conservative Allocation
-----------------------------------------------------------
(3)   AXA Conservative-Plus Allocation
-----------------------------------------------------------
(4)   AXA Moderate Allocation
-----------------------------------------------------------
(5)   AXA Moderate-Plus Allocation
-----------------------------------------------------------
(6)   AXA 400 Managed Volatility
-----------------------------------------------------------
(7)   AXA 500 Managed Volatility
-----------------------------------------------------------
(8)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(9)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(10)  AXA/AB Small Cap Growth
-----------------------------------------------------------
(11)  AXA Balanced Strategy
-----------------------------------------------------------
(12)  AXA/ClearBridge Large Cap Growth
-----------------------------------------------------------
(13)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(14)  AXA Conservative Strategy
-----------------------------------------------------------
(15)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(16)  AXA/Franklin Small Cap Managed Volatility
-----------------------------------------------------------
(17)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(18)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(19)  AXA International Core Managed Volatility
-----------------------------------------------------------
(20)  AXA International Managed Volatility
-----------------------------------------------------------
(21)  AXA International Value Managed Volatility
-----------------------------------------------------------
(22)  AXA/Janus Enterprise
-----------------------------------------------------------
(23)  AXA Large Cap Core Managed Volatility
-----------------------------------------------------------
(24)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(25)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(26)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(27)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(28)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(29)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to any of the variable investment options. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this Prospectus.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors, LLC ("AXA Advisors") financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. Some states require that we refund the full amount of your contribution (not including any investment gain or loss). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix II for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under

                        CONTRACT FEATURES AND BENEFITS
the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA BENEFICIARY

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.

..   Any subsequent contribution must be at least $1,000 and must be a direct transfer of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts (at least $5,000). See "How you can contribute to your contract" earlier in this section.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

..   You may make transfers among the variable investment options.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

..   The following features mentioned in the prospectus are not available under the Inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

..   If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among variable investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.

You must transfer at least $300 of account value or, if less, the entire amount in the variable investment option. We may waive this minimum transfer amount requirement.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the variable investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the variable investment options. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, or by telephone using TOPS or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)the contract number,

(2)the dollar amounts to be transferred, and

(3)the variable investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer variable investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as variable investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity

           TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing:

(a)the percentage you want invested in each variable investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 variable investment options.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

To be eligible, you must have at least $5,000 of account value in the variable investment options. We may waive this $5,000 requirement. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program.

           TRANSFERRING YOUR MONEY AMONG VARIABLE INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

METHOD OF WITHDRAWAL

--------------------------------------------------------------------------------------------
                                                                                  MINIMUM
                         CONTRACT                            PARTIAL SYSTEMATIC DISTRIBUTION
--------------------------------------------------------------------------------------------
NQ                                                             Yes      Yes         No
--------------------------------------------------------------------------------------------
Traditional IRA                                                Yes      Yes         Yes
--------------------------------------------------------------------------------------------
Roth IRA                                                       Yes      Yes         No
--------------------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your variable investment options, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your variable investment options, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)You may specify a dollar amount from one variable investment option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS.)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this Prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year. To elect this option, you must have account value of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
WE WILL SEND TO TRADITIONAL IRA OWNERS A FORM OUTLINING THE MINIMUM
DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE
NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.

                             ACCESSING YOUR MONEY

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express/SM/ NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this Prospectus.

DEPOSIT OPTION FOR NQ CONTRACTS ONLY

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1)your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as EQUI-VEST(R) Express/SM/ provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your EQUI-VEST(R) Express/SM/ contract and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Express/SM/ contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Express/SM/ contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may also offer other payout options not outlined here. Your financial professional can provide details.

EQUI-VEST(R) Express/SM/ offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

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                             ACCESSING YOUR MONEY

ANNUITY PAYOUT OPTIONS

---------------------------------------------------------------------------------
Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
---------------------------------------------------------------------------------
Variable Immediate Annuity payout        .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period certain
---------------------------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "Withdrawing your account value" above. See also the discussion of "Partial annuitization" under "Taxation of nonqualified annuities" in "Tax information."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST(R) Express/SM/ contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investments options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

                             ACCESSING YOUR MONEY

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person's lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge.

..   A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your account value, we reduce the number of units credited to your contract:

..   on the last day of the contract year -- an annual administrative charge, if applicable.

..   charge for third-party transfer or exchange.

..   charges for certain optional special services.

..   at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge.

..   at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks under the contract, including the death benefit. The daily charge is equivalent to an annual rate of 0.85%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to an annual rate of 0.25% of net assets in each variable investment option.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge of $50 from your account value on the last business day of each contract year. The charge is deducted pro rata from the variable investment options. Also, we will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $100,000. If your account value on such date is $100,000 or more, we do not deduct the charge. See Appendix II for any state variations.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each

                             CHARGES AND EXPENSES
contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------------------
                                                             CONTRACT YEAR
--------------------------------------------------------------------------------------------
                                                             1   2   3   4   5   6   7   8+
--------------------------------------------------------------------------------------------
Percentage of contribution                                   7%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this Prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH AND PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

..   the annuitant dies and a death benefit is payable to the beneficiary,

                                     -or-

..   we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

APPLICABLE ONLY TO CONTRACTS SOLD TO EMPLOYEES OF OCE BUSINESS SERVICES, INC. WHO QUALIFY FOR OCE BUSINESS SERVICES, INC. -- SUPPLEMENTAL INCENTIVE PLAN ("SIP")

No withdrawal charges will apply if the Annuitant has completed at least 6 contract years and has attained age 59 1/2.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements

                             CHARGES AND EXPENSES
for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT

The death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

..   the cash value of the contract must be fully paid to the successor owner
    (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

..   the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

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If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY.

The beneficiary must elect this feature by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this Prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the "inherited annuity," may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the

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                           PAYMENT OF DEATH BENEFIT

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same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

..   The minimum death benefit will no longer be in effect.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the variable investment options according to the allocation percentages we have on file for your contract.

..   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

..   If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

..   The account value will not be reset to the death benefit amount.

..   The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

..   The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

..   If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

..   If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

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7. Tax information

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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express/SM/ contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

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                                TAX INFORMATION

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Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity pay-out and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy) or the joint lives of you and your beneficiary, (or joint life expectancies) using an IRS-approved distribution method.

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We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   "traditional IRAs," typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST(R) Express/SM/ contract in both traditional IRA and Roth IRA versions. We also offer an Inherited IRA version for payment of post-death required minimum distributions for each).

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter from the IRS approving the forms of the EQUI-VEST(R) Express/SM/ contract as a traditional or Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST(R) Express/SM/ IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this Prospectus. You can cancel an EQUI-VEST(R) Express/SM/ Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) Express/SM/ traditional IRA contract by following the instructions in the "EQUI-VEST(R) Express/SM/ Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

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TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. When your earnings are below $6,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 70 1/2 or any taxable year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $6,000 or 100% of ''earned income'' to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2019 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 catch-up contributions ($7,000 for 2019). See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

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Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

..   a "required minimum distribution" after age 70 1/2 or retirement; or

..   one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

..   a hardship withdrawal; or

..   a corrective distribution which fits specified technical tax rules; or

..   a loan that is treated as a distribution; or

..   in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this Prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

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WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" and "Rollover and direct transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. You should discuss this with your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your ''Required Beginning Date,'' which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value

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to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amount from your traditional IRA into his or her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his or her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be

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lost as of the first day of the tax year in which this prohibited event occurs.
If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   to pay certain first-time home buyer expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   to pay certain higher education expenses (special federal income tax definition; or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ROTH INDIVIDUAL RETIREMENT ANNUITIES ("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express/SM/ Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS?  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two- year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

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..   a "designated Roth contribution account" under a 401(k) plan, a 403(b)
    plan, or a governmental employer EDC plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   Rollovers from a Roth IRA to another Roth IRA;

..   Direct transfers from a Roth IRA to another Roth IRA;

..   "Qualified distributions" from Roth IRAs; and

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..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not ''excess contributions.''

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

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TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   we might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   we are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account assets in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account
A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to limit the number of variable investment options which you may elect;

(4)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(5)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(6)to deregister Separate Account A under the Investment Company Act of 1940;

(7)to restrict or eliminate any voting rights as to Separate Account A; and

(8)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York
State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life

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insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your Contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors. AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

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AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Equitable Holdings, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.19 $105.54 $100.49 $107.95 $117.03 $110.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.62 $111.72 $110.05 $128.14 $166.97 $179.45 $174.46 $194.95 $223.36 $195.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       7       9       9       8       8       7       7
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.40 $127.28 $127.58 $132.80 $145.76 $146.53 $148.71 $158.40 $166.34 $156.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       5       5       4       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.46 $186.88 $178.38 $207.90 $286.04 $291.56 $271.92 $331.53 $380.67 $317.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      26      32      35      37      38      37      36      36      37
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.45 $102.25 $ 98.00 $108.29 $114.04 $110.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 71.60 $ 79.68 $ 79.02 $ 91.23 $121.20 $136.18 $135.32 $147.17 $175.25 $165.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       2       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.54 $118.88 $113.46 $125.67 $141.84 $143.64 $136.43 $147.84 $169.46 $154.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       7       9       9       9       8       8       7       7
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.37 $100.22 $ 99.04 $100.70 $102.87 $100.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       6      11      13      14      15
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.11 $ 96.32 $110.94 $144.48 $155.46 $148.97 $176.34 $200.96 $174.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       2       3       6
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.20 $ 98.25 $111.56 $144.47 $160.87 $159.67 $175.33 $209.40 $194.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       2       2       3       5       8
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.95 $ 92.85 $106.01 $144.04 $148.23 $139.12 $165.84 $186.75 $162.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.61 $133.76 $122.37 $138.17 $172.77 $178.94 $173.86 $187.06 $220.34 $198.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      91     111     107     111     112     108     102      95      88
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.42 $116.25 $120.03 $117.95 $123.63 $134.32 $127.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       3       4       7
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.27 $121.23 $122.17 $126.36 $130.39 $132.33 $130.56 $132.90 $137.95 $134.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      31      40      40      39      42      40      35      30      28
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.79 $112.35 $115.36 $113.56 $117.89 $125.90 $120.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       4       4       6
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.48 $104.76 $106.31 $104.96 $106.74 $110.08 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.75 $123.78 $121.55 $129.08 $140.73 $143.58 $141.07 $146.13 $157.28 $149.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      37      47      47      49      46      47      42      42      42
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $255.40 $281.53 $244.15 $282.46 $336.23 $338.14 $328.65 $339.60 $423.48 $367.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      15      13      13      12      11      11      10       9       9
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.22 $123.38 $101.37 $116.60 $135.52 $125.67 $118.89 $117.84 $147.21 $123.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      16      14      13      13      17      16      14      13      12
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.24 $ 86.54 $ 99.79 $119.53 $110.59 $106.75 $105.45 $129.59 $109.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.09 $131.22 $108.80 $126.40 $149.17 $136.94 $131.15 $130.68 $159.46 $131.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      13      12      12      11      10      10       9       8       8
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.55 $ 94.35 $ 89.36 $101.62 $132.22 $145.96 $144.89 $157.38 $189.83 $175.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.10 $108.78 $103.64 $116.58 $156.11 $171.51 $176.46 $184.14 $235.34 $225.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4      14      14      14      22      20      18      17      16
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.38 $101.84 $ 95.61 $109.55 $143.53 $159.32 $151.23 $172.49 $194.24 $173.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       6       6       6      10       9       8       7       7
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.09 $134.55 $120.52 $141.40 $186.09 $204.06 $194.67 $226.56 $251.68 $215.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      12      11      11      10      10       9       8       7
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.04 $125.05 $120.72 $129.89 $145.31 $148.07 $145.15 $151.25 $166.11 $156.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        97     167     199     199     204     211     216     211     202     189
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.03 $120.26 $124.89 $122.54 $129.74 $143.46 $134.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       8       7      10      12      16
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.07 $134.67 $126.59 $139.63 $165.42 $169.77 $165.73 $175.83 $199.80 $184.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       139     189     220     205     215     211     210     196     182     170
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.36 $118.75 $123.06 $120.96 $124.14 $138.62 $129.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       3       4       7       9       9
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $137.72 $181.49 $178.33 $203.86 $278.58 $285.37 $274.02 $305.10 $370.16 $337.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       7       7       7       7       6       6       5       5
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.89 $113.55 $105.71 $125.90 $173.18 $177.78 $178.05 $177.65 $220.67 $217.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      17      22      24      26      25      23      20      17      15
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.72 $100.96 $ 99.93 $109.93 $124.56 $130.84 $125.47 $137.05 $149.12 $141.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10      10      11      13      15      13      14      14      15
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.74 $100.45 $ 89.83 $103.80 $140.31 $141.72 $131.00 $161.77 $178.77 $154.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       3       3       3       3       2       2       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.97 $ 92.77 $ 87.68 $ 99.47 $121.29 $126.52 $121.63 $131.72 $149.75 $135.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      12      14      14      13      13      14      13      15      14
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.21 $171.68 $156.72 $168.56 $230.96 $226.80 $211.98 $200.58 $253.73 $246.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      19      24      26      26      26      25      23      20      18
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.59 $126.92 $129.13 $143.78 $180.98 $192.98 $212.86 $224.86 $299.33 $287.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       7       7       7       7       6       7       7       6
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.81 $ 87.38 $ 79.25 $ 93.53 $117.42 $117.41 $113.06 $117.71 $141.20 $122.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       6       6       6       6       6       6       5       5
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.30 $108.93 $113.20 $117.92 $115.61 $117.07 $115.04 $117.11 $118.41 $116.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      10      12      15      16      16      16      16      14      14
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.76 $130.99 $109.24 $120.32 $175.85 $169.38 $157.39 $170.23 $209.37 $196.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       5       4       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.21 $178.81 $160.90 $185.82 $262.29 $246.15 $211.47 $261.92 $288.31 $248.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $154.36 $171.41 $164.27 $184.61 $251.47 $272.83 $253.24 $295.46 $315.91 $287.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      23      29      33      34      33      31      28      25      23
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.53 $119.71 $123.14 $142.98 $186.33 $203.65 $205.26 $220.11 $273.07 $256.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       4       4       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.62 $ 90.36 $ 85.39 $ 96.45 $123.31 $133.78 $129.15 $144.55 $163.27 $145.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.54 $ 85.42 $ 84.93 $ 97.10 $127.21 $140.98 $139.35 $153.93 $183.41 $170.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      11      14      14      14      13      14      15      16      17
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.60 $114.66 $118.84 $121.25 $118.00 $119.52 $118.72 $119.04 $119.46 $118.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      12      15      16      16      17      17      20      17      16
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.58 $ 90.58 $ 73.33 $ 79.56 $105.45 $ 88.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.88 $ 92.62 $ 92.99 $105.97 $137.84 $154.01 $153.52 $168.88 $202.18 $190.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      28      33      35      37      42      44      46      53      62
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $192.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      25
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.55 $120.44 $124.36 $127.56 $122.99 $122.72 $116.75 $116.26 $120.33 $117.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      25      31      32      31      31      28      26      23      20
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $165.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.77 $138.91 $144.67 $144.47 $140.54 $141.12 $140.17 $139.25 $138.19 $137.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      11      11      10      10       9      10      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.63 $ 99.51 $ 86.41 $ 99.36 $119.37 $109.91 $106.38 $107.52 $131.04 $109.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      25      26      25      27      16      17      17      17      17
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.43 $104.19 $101.00 $118.28 $157.97 $170.16 $157.87 $183.27 $213.85 $185.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       4       4       5      23      21      19      17      15
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $149.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       9
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $129.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 65.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $167.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       8
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.09 $110.07 $103.17 $118.41 $159.01 $179.88 $173.83 $208.94 $243.27 $203.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       4       4       4       5       6       7       9
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.27 $ 77.14 $ 78.09 $ 88.60 $116.10 $128.88 $133.66 $140.58 $179.67 $173.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       8      12      15      18      20      22      24      23
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 52.80 $ 59.86 $ 59.01 $ 68.04 $ 88.55 $ 98.63 $ 93.23 $107.39 $120.03 $108.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5      12      12      12      14      14      14      14      14
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 98.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      34
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.86 $149.90 $132.37 $156.70 $176.12 $165.46 $163.97 $165.38 $216.00 $193.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      10      11      11      11      11      10       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $180.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      20
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $316.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       8
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $180.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.37 $117.36 $113.28 $131.16 $171.98 $185.38 $178.10 $211.22 $241.25 $210.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      26      26      27      27      17      17      19      22      24
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.26 $115.98 $114.71 $113.44 $112.20 $110.96 $109.74 $108.54 $107.78 $107.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      30      29      27      26      24      30      28      24      23
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.25 $106.23 $ 96.01 $114.29 $142.80 $143.76 $146.70 $145.15 $194.69 $166.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      12      17      16      17      18      18      17      15      15
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 90.87 $ 96.94 $ 93.61 $102.14 $103.95 $101.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       4       7       9      11      10
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.41 $110.12 $108.70 $109.11 $108.00 $106.71 $105.25 $106.17 $106.99 $106.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      53      56      54      52      47      42      39      36      31
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.51 $142.39 $142.55 $144.72 $139.86 $142.33 $141.09 $141.18 $141.57 $140.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      12      12      13      12      11      10       9       9       8
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.97 $161.73 $153.56 $175.48 $238.54 $247.36 $233.46 $278.30 $313.81 $275.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      12      12      12      11      10      10      10      12
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.90 $106.94 $103.71 $121.98 $166.40 $178.78 $194.89 $195.34 $257.66 $250.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      15      20      23      25      27      28      27      28      29
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.39 $115.62 $111.12 $124.04 $166.27 $188.19 $183.47 $199.87 $239.74 $205.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.14 $110.05 $116.20 $116.74 $111.57 $122.29 $128.35 $122.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       4       5       6       6       6       6       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.33 $ 96.48 $105.55 $134.10 $138.15 $130.79 $146.38 $165.98 $145.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $108.65 $106.40 $119.60 $162.15 $163.71 $152.61 $168.81 $189.87 $159.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.31 $110.67 $129.85 $141.91 $143.02 $132.25 $151.97 $160.34 $155.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      14      21      28      32      32      29      28      27
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.61 $103.60 $146.89 $147.59 $148.71 $151.37 $184.32 $174.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $101.94 $ 98.39 $115.63 $150.65 $164.95 $163.06 $174.68 $212.55 $198.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $189.79 $198.68 $251.71 $250.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.26 $ 77.08 $ 71.44 $ 80.69 $109.45 $119.79 $123.20 $126.04 $162.49 $160.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       9       9       9       8       8       8       6       6       5
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.88 $139.58 $146.06 $152.36 $147.14 $150.97 $149.51 $151.77 $154.61 $152.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      20      28      34      38      40      39      36      34      28
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.84 $120.27 $109.57 $125.10 $173.43 $179.86 $175.18 $185.00 $231.76 $215.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       5       4       5       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.19 $155.89 $133.62 $151.73 $203.48 $211.98 $198.01 $233.20 $252.03 $217.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       6       6       6       6       6       5       4       3       3
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.91 $119.80 $112.78 $126.51 $169.65 $190.52 $200.28 $215.81 $296.94 $300.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       9      10       9      10       9      10       9      10      10
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.05 $103.00 $ 99.00 $108.54 $122.45 $124.69 $120.96 $126.37 $139.11 $131.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       3       4       4       4       3       3       3
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.93 $100.66 $ 95.67 $106.78 $125.77 $129.40 $125.37 $133.19 $152.04 $141.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      11      13      14      13      13      14      15      15      14
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.09 $ 99.33 $ 93.67 $105.72 $127.82 $132.09 $127.98 $136.74 $159.26 $146.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      10      11      11      11      11      10       9      11      12
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.10%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2009   2010   2011   2012    2013    2014    2015    2016    2017    2018
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $86.79 $97.24 $90.85 $103.71 $128.44 $133.10 $128.70 $138.35 $163.78 $149.04
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      7      8       8       9       9      11      11      11      12
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      -- $ 91.60 $ 99.20 $119.50 $107.80
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --       1       2
---------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     -- $83.07 $ 84.71 $ 92.40 $ 73.70 $ 48.38 $ 68.63 $ 66.53 $ 47.10
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      3       7       8       9      11      10       9       8
---------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) EXPRESS/SM/ FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and        If you reside in the state of
             benefits"--"Your right to cancel  California and you are age 60 or within a certain number of days"  older at the time the contract is issued, you may return your
                                               variable annuity contract within
                                               30 days from the date that you
                                               receive it and receive a refund
                                               as described below.

                                               If you allocate your entire
                                               initial contribution to the
                                               EQ/Money Market option, the
                                               amount of your refund will be
                                               equal to your contribution less
                                               interest, unless you make a
                                               transfer, in which case the
                                               amount of your refund will be
                                               equal to your account value on
                                               the date we receive your request
                                               to cancel at our processing
                                               office. This amount could be
                                               less than your initial
                                               contribution. If you allocate
                                               any portion of your initial
                                               contribution to variable
                                               investment options other than
                                               the EQ/Money Market option, your
                                               refund will be equal to your
                                               account value on the date we
                                               receive your request to cancel
                                               at our processing office.
--------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               sur-render value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Withdrawal charge" in        If you are age 65 or older at
             "Charges and expenses"            the time your contract is
                                               issued, the applicable
                                               withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.
--------------------------------------------------------------------------------

ILLINOIS     See "Selecting an annuity payout  You can choose the date annuity
             option" in the "Your annuity      payments are to begin, but it
             payout options" section under     may not be earlier than twelve
             "Accessing your money"            months from the EQUI-VEST(R)
                                               Express/SM/ contract date.
--------------------------------------------------------------------------------
NEW YORK     See "Accessing your               Maturity date: For contracts
             money"--"Selecting an annuity     issued in New York, the maturity
             payout option"                    date is: (i)The contract date
                                               anniversary that follows the
                                               annuitant's 95th birthday if the
                                               annuitant was not older than age
                                               80 when the contract was issued;
                                               and (ii)The contract date
                                               anniversary that is 10 years
                                               after the date the contract was
                                               issued if the annuitant was
                                               attained age 81 through 85 when
                                               the contract was issued.

             See "Charges and expenses --      The charge for contracts issued
             Annual administrative charge"     in New York is $30.
--------------------------------------------------------------------------------
PUERTO RICO  Beneficiary continuation option   Not Available
             (IRA)

             IRA contracts                     Available for rollovers from
                                               U.S. source 401(a) plans only.

             Inherited IRA                     Not Available
--------------------------------------------------------------------------------

                                     II-1

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  Tax information -- Special rules  Income from NQ contracts we
(CONTINUED)  for NQ contracts                  issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a
                                               contract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit. We
                                               require owners or beneficiaries
                                               of annuity contracts in Puerto
                                               Rico which are not individuals
                                               to document their status to
                                               avoid 30% FATCA withholding from
                                               U.S.-source income.
--------------------------------------------------------------------------------

                                     II-2

APPENDIX II: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix III: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND DEATH


The following tables illustrate the changes in account value, cash value and the values of the death benefit under certain hypothetical circumstances for an EQUI-VEST(R) Express/SM/ contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)%, 3.63% for the EQUI-VEST(R) Express/SM/ contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.53%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.34% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables. Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.


                                     III-1

                   APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
EQUI-VEST(R) EXPRESS/SM/
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
   RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT


------------------------------------------------------------------------------------------------
                                            RETURN OF PREMIUM
    CONTRACT                                GUARANTEED MINIMUM DEATH GREATER OF ACCOUNT VALUE OR
AGE   YEAR    ACCOUNT VALUE    CASH VALUE       BENEFIT              THE DEATH BENEFIT
------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%           6%          0%            6%
------------------------------------------------------------------------------------------------
60      1    100,000 100,000 94,900  94,900 100,000      100,000     100,000       100,000
------------------------------------------------------------------------------------------------
61      2     97,434 103,475 92,466  98,199 100,000      100,000     100,000       103,475
------------------------------------------------------------------------------------------------
62      3     94,932 107,070 90,092 101,611 100,000      100,000     100,000       107,070
------------------------------------------------------------------------------------------------
63      4     92,493 110,790 87,778 105,141 100,000      110,790     100,000       110,790
------------------------------------------------------------------------------------------------
64      5     90,116 114,639 85,521 108,794 100,000      110,790     100,000       114,639
------------------------------------------------------------------------------------------------
65      6     87,798 118,623 83,322 112,623 100,000      110,790     100,000       118,623
------------------------------------------------------------------------------------------------
66      7     85,539 122,744 81,905 117,744 100,000      122,744     100,000       122,744
------------------------------------------------------------------------------------------------
67      8     83,336 127,009 83,336 127,009 100,000      122,744     100,000       127,009
------------------------------------------------------------------------------------------------
68      9     81,189 131,422 81,189 131,422 100,000      122,744     100,000       131,422
------------------------------------------------------------------------------------------------
69     10     79,096 135,988 79,096 135,988 100,000      135,988     100,000       135,988
------------------------------------------------------------------------------------------------
74     15     69,395 161,313 69,395 161,313 100,000      150,662     100,000       161,313
------------------------------------------------------------------------------------------------
79     20     60,855 191,354 60,855 191,354 100,000      184,929     100,000       191,354
------------------------------------------------------------------------------------------------
84     25     53,336 226,989 53,336 226,989 100,000      226,989     100,000       226,989
------------------------------------------------------------------------------------------------
89     30     46,717 269,261 46,717 269,261 100,000      226,989     100,000       269,261
------------------------------------------------------------------------------------------------
94     35     40,890 319,405 40,890 319,405 100,000      226,989     100,000       319,405
------------------------------------------------------------------------------------------------
95     36     39,812 330,503 39,812 330,503 100,000      226,989     100,000       330,503
------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                     III-2

                   APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE

Who is AXA Equitable?                                                       2

Calculation of annuity payments                                             2

Custodian                                                                   2

Independent registered public accounting firm                               2

Distribution of the contracts                                               2

Calculating unit values                                                     2

Financial statements                                                        3


HOW TO OBTAIN AN EQUI-VEST(R) EXPRESS/SM/ (SERIES 701) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R) Express/SM/
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Express/SM/ (Series 701) Statement of
Additional Information dated May 1, 2019. (variable deferred annuity)
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646617

EQUI-VEST(R) Express/SM/ (Series 701)

A variable deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Addititonal Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express/SM/ (Series 701) dated May 1, 2019 That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.


               TABLE OF CONTENTS

               Who is AXA Equitable?                          2

               Calculation of annuity payments                2

               Custodian                                      2

               Independent registered public accounting firm  2

               Distribution of the contracts                  2

               Calculating unit values                        2

               Financial statements                           3





EQUI-VEST(R) is a registered service mark and Express/SM/ is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                          EV Express Series 701
                                                                        #646617

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express/SM/ may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express/SM/ contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express/SM/ contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016.
Of these amounts, for each of these three years, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express/SM/ may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. 1(a) to Registration Statement File No. 2-30070, originally filed on October 27, 1987, refiled electronically on July 10, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on
                       April 24, 1995, refiled electronically on July 10, 1998.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

                (a)(iv)Fourth Amendment dated as of August 1, 2015 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement
                       (File No. 333-81393) on April 19, 2001.

                (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement
                       (File No. 333-81393) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as
                       The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on
                        April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration
                       Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement
                       (File No. 333-05593) on Form N-4, filed
                       on April 20, 2005.

                (g) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated by reference herein to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

         4.   Contracts. (Including Riders and Endorsements)

                (a) Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

                (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

                (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

                (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

                (g) Form of EQUI-VEST Express Data Pages, Form No. 94ICA/(EQV EXP.)(8/99), previously filed with this Registration Statement File No. 333-81393 on June 23, 1999.

                (h) Form of Beneficiary Continuation Option endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement File No. 333-81393 on April 26, 2000.

                (i) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

                (j) Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO-EV, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (k) Form of Endorsement for traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (l) Form of Endorsement for Roth IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (m) Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

                (n) Form of Endorsement for 403(b) arrangement TSA Roth Elective Deferral incorporated herein by reference to
                       Exhibit 4.(w)(w) to Registration Statement on Form N-4, (File No. 2-30070) filed on April 21, 2006.

                (o) 2006 Form of Conversion Endorsement to EQUI-VEST At Retirement is incorporated herein by reference to
                       Exhibit 4.(x)(x) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                (p) Form of Flexible Premium Fixed and Variable Deferred Annuity Certificate (Form 2007EVBASEGA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (q) Form of Flexible Premium Fixed and Variable Deferred Annuity Contract (Form 2007EVBASEA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (r) Form of Endorsement for Charitable Remainder Trusts (Form 2007CRT), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (s) Form of Endorsement Applicable to Death Benefits (Civil Union Status) (Form 2008CU), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (t) Form of Roth Conversion Rider (Form 2007ROTHCV), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (u) Form of Data Pages for Group Certificate (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (v) Form of Data Pages for Individual Contract (Form 2007DP701), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (w) Form of Guaranteed Death Benefit Rider (Form 2007GDB), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (x) Form of Endorsement Applicable to Inherited IRA Contracts (Form 2007INHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (y) Form of Endorsement Applicable to Inherited Roth IRA Contracts (Form 2007INHROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (z) Form of Endorsement Applicable to IRA Contracts (Form 2007IRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(a) Form of Endorsement Applicable to Roth IRA Contracts
                       (Form 2007ROTHIRA), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(b) Form of Endorsement Applicable to Non-Qualified
                       Contracts (Form 2007NQ), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (a)(c) Form of Endorsement Applicable to Non-Qualified
                       Contracts for Joint Owners (Form 2007ENJONQ), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

                (a)(d) Endorsement (2018EQV100TGAP-IRA-G(95)) applicable to
                       Annuity Benefit Forms for EV Series 400, 500, 700, 800(indiv), incorporated herein by reference to
                       Exhibit 4(a)(a)(m) to Registration Statement File No. 2-30070 filed on April 16, 2019.

                (a)(e) Endorsement (2018EQV100TGAP-IRA-I(95)) applicable to
                       Annuity Benefit Forms for EV Series 400, 500, 700, 800(indiv), incorporated herein by reference to
                       Exhibit 4(a)(a)(n) to Registration Statement File No. 2-30070 filed on April 16, 2019.

         5.   Applications.

                (a) Forms of EQUI-VEST Tax Deferred Variable Individual Annuity Application Form #180-1009 previously filed with this Registration Statement File No. 333-81393 on
                       June 23, 1999.

                (b) Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000 BCO, previously filed with this Registration Statement File
                       No. 333-81393 on April 17, 2003.

                (c) Form of EQUI-VEST Deferred Variable Annuity Application for Inherited IRA Contracts (Form 180-3801 BCO), previously filed with this registration statement File No. 333-81393 on April 21, 2008.

                (d) Form of EQUI-VEST Deferred Variable Annuity Application for IRA and NQ Contracts (Form 180-3800), previously filed with this registration statement File
                       No. 333-81393 on April 21, 2008.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not applicable.

                Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.
                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                       No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                       9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

            (a)(b)(xii)Amendment No. 11 dated as of July 12, 2018 to the Second
                       Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5 dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

                (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 2-30070) filed on April 24, 2012.

                (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

               (f)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (f)(vi)Amendment No. 6 dated April 28, 2017 to the
                       Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

                (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (h) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Masssachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                       No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

               (i)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (i)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly-owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

                 Set forth below is the subsidiary chart for the Holding
Company:

                 (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 16,652 Qualified Contract Owners and 1,775 Non-Qualified Contract Owners of the EQUI-VEST Express contract offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a
                                   party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii)the related expenses of any such person in
                                   any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust,and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th day of April, 2019.

                                 SEPARATE ACCOUNT A OF
                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                 By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                 By:  /s/ Shane Daly
                                      ------------------------------------------
                                      Shane Daly
                                      Vice President and Associate General
                                      Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 16th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                 Mark Pearson
Gerald Harlin                 Karima Silvent
Bertrand Poupart-Lafarge      Charles G.T. Stonehill
Daniel G. Kaye                George Stansfield
Kristi A. Matus

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 16, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9          Opinion and Consent of Counsel                     EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP              EX-99.10a

  10(b)      Powers of Attorney                                 EX-99.10b